John Hancock
Multifactor ETFs
Quarterly portfolio holdings 1/31/2025

Funds’ investments
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$646,016,040
(Cost $569,533,031)
Australia - 7.3%		47,828,574
ANZ Group Holdings, Ltd.	80,890	1,544,937
APA Group	106,273	452,083
Aristocrat Leisure, Ltd.	20,295	956,641
ASX, Ltd.	7,026	278,199
BHP Group, Ltd.	122,696	3,057,439
BlueScope Steel, Ltd.	54,478	723,448
Brambles, Ltd.	113,037	1,396,036
carsales.com, Ltd.	18,088	457,727
Cochlear, Ltd.	5,620	1,120,455
Coles Group, Ltd.	92,200	1,121,440
Commonwealth Bank of Australia	37,583	3,763,912
Computershare, Ltd.	45,143	990,034
CSL, Ltd.	8,403	1,469,838
Endeavour Group, Ltd. (A)	106,508	281,017
Fortescue, Ltd.	105,947	1,264,196
Goodman Group	29,724	675,796
Insurance Australia Group, Ltd.	284,068	1,630,125
Macquarie Group, Ltd.	8,855	1,330,012
Medibank Private, Ltd.	261,178	651,639
Mirvac Group	117,408	144,636
National Australia Bank, Ltd.	75,735	1,896,202
Northern Star Resources, Ltd.	95,940	1,035,277
Origin Energy, Ltd.	142,084	926,130
Pilbara Minerals, Ltd. (A)(B)	213,000	305,575
Pro Medicus, Ltd.	3,137	544,746
Qantas Airways, Ltd. (B)	42,162	247,732
QBE Insurance Group, Ltd.	219,873	2,871,833
Ramsay Health Care, Ltd. (A)	15,454	325,235
REA Group, Ltd. (A)	1,782	277,581
Reece, Ltd.	24,271	361,823
Rio Tinto, Ltd.	21,966	1,608,532
Santos, Ltd.	493,144	2,168,570
Scentre Group	164,967	379,694
SEEK, Ltd. (A)	12,498	178,988
SGH, Ltd.	14,233	426,491
Sonic Healthcare, Ltd.	49,657	884,295
South32, Ltd.	124,699	261,344
Stockland	89,951	290,073
Suncorp Group, Ltd.	102,573	1,331,422
Telstra Group, Ltd.	187,288	461,443
The GPT Group	62,316	179,966
The Lottery Corp., Ltd.	181,354	571,254
TPG Telecom, Ltd. (A)	35,820	98,308
Transurban Group	44,174	368,666
Treasury Wine Estates, Ltd.	67,560	455,118
Vicinity, Ltd.	131,298	180,993
Wesfarmers, Ltd.	27,899	1,332,994
Westpac Banking Corp.	100,800	2,120,741
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
WiseTech Global, Ltd.	3,326	$256,855
Woodside Energy Group, Ltd.	91,285	1,406,964
Woolworths Group, Ltd.	40,218	764,119
Austria - 0.3%		1,690,486
ANDRITZ AG	2,359	134,386
BAWAG Group AG (B)(C)	5,450	496,019
Erste Group Bank AG	8,442	521,638
EVN AG	1,263	30,592
IMMOFINANZ AG (B)	482	8,438
OMV AG	5,294	219,475
Raiffeisen Bank International AG	5,418	123,685
Telekom Austria AG	2,502	20,938
Verbund AG	1,200	92,437
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,275	42,878
Belgium - 1.0%		6,293,027
Ackermans & van Haaren NV	2,681	522,847
Ageas SA/NV	20,215	1,046,942
Anheuser-Busch InBev SA/NV	37,725	1,870,259
D’ieteren Group	650	109,735
Elia Group SA/NV (A)	1,383	93,810
KBC Group NV	16,176	1,250,083
Lotus Bakeries NV	27	289,099
Syensqo SA	8,936	710,640
UCB SA	1,522	297,769
Warehouses De Pauw CVA	4,710	101,843
Chile - 0.1%		419,420
Antofagasta PLC	19,568	419,420
Denmark - 2.5%		16,058,524
AP Moller - Maersk A/S, Series A	154	223,549
AP Moller - Maersk A/S, Series B	281	416,712
Coloplast A/S, B Shares	15,521	1,794,660
Danske Bank A/S	55,400	1,660,101
DSV A/S	6,120	1,224,307
Novo Nordisk A/S, B Shares	91,865	7,772,090
Novonesis A/S, B Shares	25,723	1,480,698
Orsted A/S (B)(C)	10,484	406,174
Vestas Wind Systems A/S (B)	78,372	1,080,233
Finland - 1.3%		8,244,252
Elisa OYJ	11,947	515,906
Fortum OYJ	51,750	753,154
Kesko OYJ, A Shares	10,095	190,576
Kesko OYJ, B Shares	22,269	428,270
Kone OYJ, Class B	12,297	639,167
Metso Corp.	57,369	572,524
Neste OYJ	14,768	187,833
Nokia OYJ	168,941	797,414
Nordea Bank ABP	160,977	1,921,104
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland (continued)
Sampo OYJ, A Shares	10,548	$436,194
Stora Enso OYJ, R Shares	70,459	783,362
UPM-Kymmene OYJ	15,256	450,406
Wartsila OYJ ABP	29,949	568,342
France - 11.2%		73,170,221
Air Liquide SA	8,150	1,428,435
Airbus SE	16,980	2,949,928
AXA SA	62,996	2,400,116
BNP Paribas SA	72,153	4,929,436
Capgemini SE	15,708	2,873,131
Cie de Saint-Gobain SA	40,257	3,790,696
Credit Agricole SA	125,043	1,890,681
Danone SA	52,741	3,699,718
Dassault Systemes SE	25,163	988,780
Engie SA	134,656	2,227,807
EssilorLuxottica SA	7,322	2,022,398
Hermes International SCA	824	2,333,348
Kering SA	4,469	1,177,465
Legrand SA	15,555	1,598,909
L’Oreal SA	5,629	2,097,808
LVMH Moet Hennessy Louis Vuitton SE	6,675	4,881,582
Orange SA	367,371	3,962,217
Pernod Ricard SA	14,837	1,699,703
Safran SA	12,077	3,011,858
Sanofi	27,632	2,998,873
Schneider Electric SE	7,938	2,024,615
Thales SA	11,613	1,884,485
TotalEnergies SE	139,618	8,184,436
Vinci SA	74,690	8,113,796
Germany - 9.0%		58,498,546
adidas AG	5,575	1,477,270
Allianz SE	11,021	3,602,042
BASF SE	42,798	2,073,709
Bayer AG	55,287	1,243,728
Bayerische Motoren Werke AG	16,673	1,362,328
Beiersdorf AG	5,178	694,111
Daimler Truck Holding AG	72,628	3,220,093
Deutsche Bank AG	174,449	3,434,739
Deutsche Boerse AG	13,396	3,319,912
Deutsche Telekom AG	167,321	5,626,910
DHL Group	42,854	1,550,746
E.ON SE	282,356	3,352,034
Fresenius SE & Company KGaA (B)	49,685	1,909,501
Hannover Rueck SE	3,234	854,932
Hapag-Lloyd AG (A)(C)	2,925	423,263
Heidelberg Materials AG	10,203	1,447,260
Henkel AG & Company KGaA	8,059	624,141
Infineon Technologies AG	29,526	983,888
Mercedes-Benz Group AG	52,842	3,236,587
Merck KGaA	1,797	273,486
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	6,699	$3,637,964
Rheinmetall AG	2,768	2,173,643
RWE AG	29,717	923,062
SAP SE	12,784	3,568,258
Siemens AG	12,967	2,796,393
Siemens Energy AG (B)	24,099	1,449,014
Siemens Healthineers AG (C)	5,665	323,662
Talanx AG	9,862	841,692
Volkswagen AG	2,058	216,934
Vonovia SE	60,378	1,857,244
Hong Kong - 1.5%		9,689,265
AIA Group, Ltd.	367,924	2,561,717
BOC Hong Kong Holdings, Ltd.	118,795	384,975
Budweiser Brewing Company APAC, Ltd. (C)	25,000	22,781
CK Asset Holdings, Ltd.	148,969	620,417
CK Hutchison Holdings, Ltd.	95,773	481,840
CK Infrastructure Holdings, Ltd.	23,429	159,369
CLP Holdings, Ltd.	56,071	465,963
Galaxy Entertainment Group, Ltd.	29,641	126,490
Hang Seng Bank, Ltd.	24,189	302,533
Henderson Land Development Company, Ltd.	105,398	292,186
HKT Trust & HKT, Ltd.	156,000	191,807
Hong Kong & China Gas Company, Ltd.	551,065	422,231
Hong Kong Exchanges & Clearing, Ltd.	15,000	581,395
Link REIT	80,236	330,558
MTR Corp., Ltd.	49,913	155,986
Power Assets Holdings, Ltd.	109,573	708,070
Prudential PLC	33,747	284,385
Sun Hung Kai Properties, Ltd.	45,662	409,057
Swire Pacific, Ltd., Class A	32,000	276,811
Swire Pacific, Ltd., Class B	57,500	80,734
Swire Properties, Ltd.	86,801	171,115
Techtronic Industries Company, Ltd.	49,077	658,845
Ireland - 0.6%		4,250,796
AIB Group PLC	83,961	497,069
Bank of Ireland Group PLC	63,475	635,308
Experian PLC	32,477	1,616,996
James Hardie Industries PLC, CHESS Depositary Interest (B)	25,872	881,601
Kerry Group PLC, Class A	2,245	231,395
Kingspan Group PLC	5,552	388,427
Israel - 0.6%		3,904,330
Azrieli Group, Ltd.	729	60,589
Bank Hapoalim BM	58,494	752,639
Bank Leumi Le-Israel BM	82,664	1,037,493
CyberArk Software, Ltd. (B)	412	152,844
Elbit Systems, Ltd.	360	108,791
ICL Group, Ltd.	24,386	145,354
Israel Discount Bank, Ltd., Class A	42,694	313,022
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Israel (continued)
Mizrahi Tefahot Bank, Ltd.	8,795	$419,630
Nice, Ltd. (B)	797	133,528
Teva Pharmaceutical Industries, Ltd. (B)	33,826	605,811
Wix.com, Ltd. (B)	731	174,629
Italy - 2.8%		18,242,569
Banco BPM SpA	93,089	824,486
Davide Campari-Milano NV (A)	29,019	168,571
Enel SpA	205,161	1,464,986
Eni SpA	142,410	2,028,179
Ferrari NV	3,750	1,624,036
FinecoBank SpA	48,552	928,184
Generali	14,982	477,048
Infrastrutture Wireless Italiane SpA (C)	15,506	161,676
Intesa Sanpaolo SpA	448,248	1,953,838
Leonardo SpA	21,208	667,135
Mediobanca Banca di Credito Finanziario SpA	70,766	1,164,530
Moncler SpA	15,085	960,969
Nexi SpA (A)(B)(C)	9,171	46,906
Poste Italiane SpA (C)	33,156	506,325
PRADA SpA	38,200	307,155
Prysmian SpA	12,226	855,860
Recordati Industria Chimica e Farmaceutica SpA	6,637	405,345
Snam SpA	85,621	397,507
Terna - Rete Elettrica Nazionale	96,871	801,992
UniCredit SpA	54,093	2,497,841
Japan - 23.4%		153,064,786
Advantest Corp.	24,300	1,358,823
Aeon Company, Ltd. (A)	21,300	517,885
AGC, Inc.	23,400	678,955
Aisin Corp.	53,900	613,489
Ajinomoto Company, Inc.	14,500	584,776
ANA Holdings, Inc.	21,200	399,015
Asahi Group Holdings, Ltd.	35,200	382,801
Asahi Kasei Corp.	99,400	677,538
Asics Corp.	49,200	1,107,596
Astellas Pharma, Inc.	26,300	257,225
Bandai Namco Holdings, Inc.	32,503	810,424
Bridgestone Corp.	33,200	1,198,287
Canon, Inc.	12,700	411,551
Capcom Company, Ltd.	27,200	624,801
Central Japan Railway Company	26,120	487,315
Chubu Electric Power Company, Inc.	57,000	595,767
Chugai Pharmaceutical Company, Ltd.	14,900	647,960
Concordia Financial Group, Ltd.	88,300	516,685
Dai Nippon Printing Company, Ltd.	45,148	670,004
Daifuku Company, Ltd.	18,600	386,414
Dai-ichi Life Holdings, Inc.	29,300	806,247
Daiichi Sankyo Company, Ltd.	23,200	640,790
Daikin Industries, Ltd.	6,947	824,129
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Daito Trust Construction Company, Ltd.	5,286	$567,857
Daiwa House Industry Company, Ltd.	33,500	1,059,625
Daiwa Securities Group, Inc.	108,300	791,006
Denso Corp.	48,400	674,349
Dentsu Group, Inc. (A)	22,200	516,829
Disco Corp.	3,294	951,718
East Japan Railway Company	50,300	901,242
Ebara Corp.	18,900	314,837
Eisai Company, Ltd.	3,572	106,595
ENEOS Holdings, Inc.	412,500	2,096,731
FANUC Corp.	10,750	323,437
Fast Retailing Company, Ltd.	5,157	1,699,462
Fuji Electric Company, Ltd.	13,793	662,260
FUJIFILM Holdings Corp.	33,500	745,286
Fujikura, Ltd.	10,800	438,696
Fujitsu, Ltd.	40,500	789,338
Hankyu Hanshin Holdings, Inc.	24,100	615,379
Hikari Tsushin, Inc. (A)	1,541	354,475
Hitachi Construction Machinery Company, Ltd. (A)	15,300	368,544
Hitachi, Ltd.	132,000	3,363,720
Honda Motor Company, Ltd.	151,862	1,449,971
Hoya Corp.	11,300	1,530,626
Hulic Company, Ltd.	80,000	708,298
Ibiden Company, Ltd.	9,100	270,091
Idemitsu Kosan Company, Ltd.	157,695	1,061,144
Inpex Corp.	76,300	921,414
Isuzu Motors, Ltd.	100,600	1,359,416
ITOCHU Corp.	19,200	890,627
Japan Airlines Company, Ltd.	22,000	363,281
Japan Exchange Group, Inc.	76,500	815,391
Japan Post Bank Company, Ltd.	28,500	296,411
Japan Post Holdings Company, Ltd.	48,300	507,173
Japan Post Insurance Company, Ltd.	14,000	274,123
Japan Real Estate Investment Corp. (A)	217	153,308
Japan Tobacco, Inc.	43,700	1,121,215
JFE Holdings, Inc.	68,600	797,417
Kajima Corp.	43,200	772,495
Kao Corp.	9,400	375,272
Kawasaki Kisen Kaisha, Ltd. (A)	30,200	384,789
KDDI Corp.	46,800	1,567,354
Keisei Electric Railway Company, Ltd.	21,100	202,347
Keyence Corp.	2,870	1,246,416
Kikkoman Corp.	16,900	177,895
Kirin Holdings Company, Ltd. (A)	52,400	664,771
Kobe Bussan Company, Ltd.	10,300	235,067
Komatsu, Ltd.	52,200	1,596,508
Konami Group Corp.	8,100	749,060
Kubota Corp.	27,400	345,309
Kyocera Corp.	41,300	430,870
Kyowa Kirin Company, Ltd.	8,700	130,346
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Lasertec Corp.	2,700	$269,738
LY Corp.	65,400	192,124
M3, Inc.	12,800	117,378
Makita Corp.	17,800	530,724
Marubeni Corp.	51,900	776,908
MatsukiyoCocokara & Company	11,400	169,436
Mazda Motor Corp.	95,800	659,186
MEIJI Holdings Company, Ltd.	26,100	526,382
MINEBEA MITSUMI, Inc.	54,400	882,134
Mitsubishi Chemical Group Corp.	219,100	1,124,152
Mitsubishi Corp.	110,300	1,773,276
Mitsubishi Electric Corp.	44,400	737,324
Mitsubishi Estate Company, Ltd.	26,700	391,060
Mitsubishi HC Capital, Inc.	138,700	926,607
Mitsubishi Heavy Industries, Ltd.	45,800	679,088
Mitsubishi UFJ Financial Group, Inc.	284,870	3,639,750
Mitsui & Company, Ltd.	82,300	1,640,154
Mitsui Chemicals, Inc.	19,800	436,661
Mitsui Fudosan Company, Ltd.	61,700	561,615
Mitsui O.S.K. Lines, Ltd.	29,100	993,741
Mizuho Financial Group, Inc.	57,900	1,610,431
MonotaRO Company, Ltd.	15,900	273,283
MS&AD Insurance Group Holdings, Inc.	39,300	824,577
Murata Manufacturing Company, Ltd.	26,400	421,019
NEC Corp.	8,803	882,574
Nexon Company, Ltd.	10,600	138,755
Nidec Corp.	11,500	199,737
Nintendo Company, Ltd.	15,570	1,028,615
Nippon Building Fund, Inc.	233	185,828
Nippon Paint Holdings Company, Ltd.	12,400	78,676
Nippon Sanso Holdings Corp.	18,000	513,206
Nippon Steel Corp.	30,900	644,340
Nippon Telegraph & Telephone Corp.	1,408,650	1,389,092
Nippon Yusen KK (A)	34,900	1,100,753
Nissan Motor Company, Ltd. (A)	137,300	379,315
Nissin Foods Holdings Company, Ltd.	8,748	196,427
Nitori Holdings Company, Ltd.	4,501	528,144
Nitto Denko Corp.	83,970	1,500,994
Nomura Holdings, Inc.	94,500	621,863
Nomura Research Institute, Ltd.	14,000	478,541
NTT Data Group Corp.	26,600	520,319
Obayashi Corp.	60,100	811,360
Obic Company, Ltd.	17,000	510,384
Olympus Corp.	17,100	261,387
Omron Corp. (A)	4,700	156,009
Ono Pharmaceutical Company, Ltd. (A)	9,765	101,717
Oracle Corp. Japan	3,000	275,202
Oriental Land Company, Ltd.	21,400	483,832
ORIX Corp.	36,900	785,659
Osaka Gas Company, Ltd.	46,600	919,662
Otsuka Corp.	16,700	377,786
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Otsuka Holdings Company, Ltd.	9,300	$488,633
Pan Pacific International Holdings Corp.	28,600	800,098
Panasonic Holdings Corp.	72,004	742,592
Rakuten Group, Inc. (B)	41,600	263,973
Recruit Holdings Company, Ltd.	31,300	2,209,293
Renesas Electronics Corp. (B)	30,400	413,742
Resona Holdings, Inc. (A)	158,900	1,189,313
Ricoh Company, Ltd.	39,500	455,710
SBI Holdings, Inc.	27,200	790,969
SCREEN Holdings Company, Ltd. (A)	3,900	275,153
SCSK Corp.	10,000	222,732
Secom Company, Ltd.	12,122	409,651
Seiko Epson Corp.	33,400	607,390
Sekisui Chemical Company, Ltd.	46,100	767,788
Sekisui House, Ltd. (A)	44,300	1,025,036
Seven & i Holdings Company, Ltd.	112,400	1,792,521
SG Holdings Company, Ltd.	19,900	188,141
Shimadzu Corp.	13,700	399,897
Shimano, Inc.	2,386	337,599
Shin-Etsu Chemical Company, Ltd.	44,790	1,410,661
Shionogi & Company, Ltd.	23,013	340,328
Shiseido Company, Ltd.	5,577	94,271
SMC Corp.	745	283,278
SoftBank Corp.	658,400	851,222
SoftBank Group Corp.	33,236	2,019,916
Sompo Holdings, Inc.	47,100	1,323,727
Sony Group Corp.	135,300	3,005,696
Subaru Corp. (A)	82,200	1,443,875
Sumitomo Corp.	34,000	738,624
Sumitomo Electric Industries, Ltd.	59,100	1,111,584
Sumitomo Forestry Company, Ltd.	14,900	515,751
Sumitomo Metal Mining Company, Ltd.	29,400	681,222
Sumitomo Mitsui Financial Group, Inc.	106,400	2,657,767
Sumitomo Mitsui Trust Group, Inc.	46,450	1,164,475
Sumitomo Realty & Development Company, Ltd.	22,800	793,914
Suntory Beverage & Food, Ltd.	9,200	286,783
Suzuki Motor Corp.	92,700	1,118,865
Sysmex Corp.	32,044	616,875
T&D Holdings, Inc.	45,100	863,555
Taisei Corp.	18,661	785,606
Takeda Pharmaceutical Company, Ltd.	49,747	1,352,180
TDK Corp.	65,000	792,719
Terumo Corp.	19,000	359,571
The Chiba Bank, Ltd.	63,900	548,422
The Kansai Electric Power Company, Inc.	124,900	1,384,103
TIS, Inc.	15,000	333,226
Toho Company, Ltd.	5,000	226,251
Tokio Marine Holdings, Inc.	57,800	1,926,045
Tokyo Century Corp. (A)	24,900	242,246
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Electric Power Company Holdings, Inc. (B)	174,200	$460,221
Tokyo Electron, Ltd.	10,471	1,771,989
Tokyo Gas Company, Ltd.	67,300	1,908,825
Tokyu Corp.	40,200	460,541
TOPPAN Holdings, Inc.	25,700	724,944
Toray Industries, Inc.	160,600	1,119,585
TOTO, Ltd. (A)	9,000	221,382
Toyo Suisan Kaisha, Ltd.	1,800	116,823
Toyota Industries Corp.	5,200	437,391
Toyota Motor Corp.	434,840	8,349,995
Toyota Tsusho Corp.	38,700	659,912
Trend Micro, Inc.	9,700	578,179
Unicharm Corp.	37,500	294,236
USS Company, Ltd.	37,400	336,564
West Japan Railway Company	56,262	1,040,220
Yakult Honsha Company, Ltd.	9,800	179,545
Yamaha Motor Company, Ltd.	156,000	1,313,684
Yaskawa Electric Corp. (A)	19,500	571,589
Zensho Holdings Company, Ltd.	6,100	338,267
ZOZO, Inc. (A)	11,000	362,712
Luxembourg - 0.2%		1,517,562
ArcelorMittal SA	55,393	1,391,800
Tenaris SA	6,582	125,762
Macau - 0.0%		67,796
Sands China, Ltd. (B)	28,400	67,796
Netherlands - 4.1%		26,994,392
Adyen NV (B)(C)	595	971,095
Argenx SE (B)	562	375,658
ASM International NV	3,772	2,223,310
ASML Holding NV	9,923	7,454,977
Ferrovial SE	15,645	673,319
Heineken Holding NV	11,247	681,048
Heineken NV	6,502	453,539
ING Groep NV	113,040	1,887,692
Koninklijke Ahold Delhaize NV	66,483	2,360,879
Koninklijke Philips NV (B)	56,419	1,564,791
Prosus NV (B)	36,524	1,404,076
Stellantis NV	146,904	1,979,479
Universal Music Group NV	25,273	707,782
Wolters Kluwer NV	23,299	4,256,747
New Zealand - 0.3%		1,740,340
Auckland International Airport, Ltd.	29,572	144,448
Fisher & Paykel Healthcare Corp., Ltd.	13,365	284,102
Infratil, Ltd. (A)	22,989	145,694
Mainfreight, Ltd.	1,574	64,070
Mercury NZ, Ltd.	13,676	48,787
Meridian Energy, Ltd.	34,837	116,201
Xero, Ltd. (B)	8,197	937,038
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Norway - 0.5%		$3,144,467
Aker BP ASA	22,764	476,650
DNB Bank ASA	29,190	621,789
Equinor ASA	32,267	781,100
Gjensidige Forsikring ASA	2,138	43,916
Kongsberg Gruppen ASA	1,629	193,963
Mowi ASA	6,442	129,531
Norsk Hydro ASA	37,263	220,722
Orkla ASA	9,936	92,553
Salmar ASA	805	42,691
Schibsted ASA, A Shares	1,226	36,440
Schibsted ASA, B Shares	1,408	40,480
Telenor ASA	19,797	242,375
Var Energi ASA	15,736	48,415
Yara International ASA	5,797	173,842
Portugal - 0.1%		724,124
EDP SA	84,370	266,278
Galp Energia SGPS SA	15,773	265,792
Jeronimo Martins SGPS SA	9,698	192,054
Singapore - 1.8%		11,636,969
CapitaLand Ascendas REIT	104,692	200,068
CapitaLand Integrated Commercial Trust	191,568	275,627
CapitaLand Investment, Ltd.	57,300	104,005
DBS Group Holdings, Ltd.	66,813	2,199,165
Genting Singapore, Ltd.	411,400	229,180
Grab Holdings, Ltd., Class A (B)	38,714	177,310
Jardine Cycle & Carriage, Ltd.	15,200	312,568
Keppel, Ltd.	134,500	672,847
Mapletree Pan Asia Commercial Trust (A)	90,800	81,065
Oversea-Chinese Banking Corp., Ltd.	133,368	1,712,243
Sea, Ltd., ADR (B)	4,979	606,392
Sembcorp Industries, Ltd.	46,100	189,802
Singapore Airlines, Ltd. (A)	239,600	1,124,368
Singapore Exchange, Ltd.	87,000	787,641
Singapore Technologies Engineering, Ltd.	125,600	448,538
Singapore Telecommunications, Ltd.	113,000	277,643
United Overseas Bank, Ltd.	75,724	2,095,778
Wilmar International, Ltd.	62,000	142,729
Spain - 3.1%		20,271,050
Aena SME SA (C)	4,156	900,365
Amadeus IT Group SA	30,674	2,263,987
Banco Bilbao Vizcaya Argentaria SA	348,687	4,005,376
Banco Santander SA	504,244	2,602,063
CaixaBank SA	122,357	744,861
Cellnex Telecom SA (B)(C)	16,371	551,228
EDP Renovaveis SA	1,847	17,348
Endesa SA	13,987	310,724
Iberdrola SA	106,172	1,505,461
Iberdrola SA, Interim Shares (B)	1,954	27,707
Industria de Diseno Textil SA	38,476	2,108,679
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Naturgy Energy Group SA	9,310	$229,180
Repsol SA	141,680	1,659,884
Telefonica SA (A)	817,524	3,344,187
Sweden - 3.0%		19,502,116
AAK AB	7,736	225,938
AddTech AB, B Shares	11,270	330,579
Alfa Laval AB	5,288	237,018
Assa Abloy AB, B Shares	13,820	425,621
Atlas Copco AB, A Shares	85,888	1,446,048
Atlas Copco AB, B Shares	48,924	733,240
Axfood AB	6,008	129,294
Beijer Ref AB	16,391	244,546
Boliden AB	24,636	742,688
Castellum AB (B)	28,292	308,263
Epiroc AB, A Shares	20,412	391,468
Epiroc AB, B Shares	12,136	203,998
EQT AB	4,686	154,486
Essity AB, B Shares	15,285	388,229
Evolution AB (C)	4,298	331,735
Fastighets AB Balder, B Shares (B)	46,015	329,530
Getinge AB, B Shares	10,894	214,839
Hennes & Mauritz AB, B Shares (A)	22,572	302,474
Hexagon AB, B Shares	41,781	489,614
Holmen AB, B Shares	7,429	282,399
Indutrade AB	8,901	246,603
Lifco AB, B Shares	6,642	219,211
Nibe Industrier AB, B Shares (A)	17,603	70,973
Saab AB, B Shares	4,505	97,947
Sagax AB, B Shares	15,314	338,146
Sandvik AB	45,926	955,118
Skandinaviska Enskilda Banken AB, A Shares	42,163	598,552
Skandinaviska Enskilda Banken AB, C Shares	430	6,275
Skanska AB, B Shares	39,651	853,300
SKF AB, B Shares	41,278	839,045
Svenska Cellulosa AB SCA, B Shares	34,915	482,398
Svenska Handelsbanken AB, A Shares	49,611	550,867
Svenska Handelsbanken AB, B Shares (A)	2,208	33,182
Swedbank AB, A Shares	31,971	698,142
Swedish Orphan Biovitrum AB (B)	6,878	208,840
Tele2 AB, B Shares	60,543	675,264
Telefonaktiebolaget LM Ericsson, B Shares	122,910	931,993
Telia Company AB (A)	119,239	351,808
Trelleborg AB, B Shares	20,126	762,504
Volvo AB, A Shares	16,169	448,840
Volvo AB, B Shares	78,390	2,173,926
Volvo Car AB, B Shares (A)(B)	20,765	47,175
Switzerland - 9.5%		62,390,130
ABB, Ltd.	22,233	1,222,993
Alcon, Inc.	40,116	3,698,598
Chocoladefabriken Lindt & Spruengli AG	9	1,024,833
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Switzerland (continued)
Cie Financiere Richemont SA, A Shares	14,481	$2,824,277
Coca-Cola HBC AG (B)	14,252	497,618
DSM-Firmenich AG	11,307	1,161,549
Givaudan SA	382	1,677,258
Glencore PLC (B)	399,572	1,740,190
Holcim, Ltd. (B)	43,116	4,365,492
Kuehne + Nagel International AG	4,689	1,072,007
Lonza Group AG	3,978	2,549,635
Nestle SA	62,081	5,297,105
Novartis AG	78,646	8,278,162
Partners Group Holding AG	2,043	3,134,077
Roche Holding AG	16,627	5,236,850
Roche Holding AG, Bearer Shares	1,119	373,883
Schindler Holding AG	1,436	406,423
Schindler Holding AG, Participation Certificates	3,473	1,009,715
Sika AG	7,988	2,052,310
STMicroelectronics NV	76,156	1,727,840
Straumann Holding AG	5,656	811,915
Swiss Re AG	27,913	4,285,086
Swisscom AG	3,049	1,724,202
UBS Group AG	96,678	3,443,166
Zurich Insurance Group AG	4,550	2,774,946
United Arab Emirates - 0.0%		0
NMC Health PLC (B)(D)	5,181	0
United Kingdom - 14.5%		94,647,159
3i Group PLC	34,063	1,652,366
Admiral Group PLC	27,151	911,896
Anglo American PLC	68,544	2,027,455
Ashtead Group PLC	34,574	2,279,452
Associated British Foods PLC	27,967	660,952
AstraZeneca PLC	32,898	4,637,131
Auto Trader Group PLC (C)	76,175	748,123
Aviva PLC	224,853	1,436,069
BAE Systems PLC	43,185	656,792
Barclays PLC	524,042	1,933,910
Barratt Redrow PLC	63,159	357,468
BP PLC	904,246	4,747,084
British American Tobacco PLC	69,376	2,755,913
BT Group PLC (A)	1,072,520	1,891,043
Bunzl PLC	18,266	782,572
Centrica PLC	637,674	1,129,087
Coca-Cola Europacific Partners PLC (A)	17,788	1,405,355
Compass Group PLC	38,940	1,350,422
Diageo PLC	65,183	1,959,223
GSK PLC	98,483	1,719,298
Haleon PLC	213,748	995,175
Halma PLC	20,328	768,617
HSBC Holdings PLC	513,230	5,393,144
Imperial Brands PLC	77,173	2,609,201
Informa PLC	117,441	1,264,305
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
InterContinental Hotels Group PLC	6,622	$890,287
Intertek Group PLC	13,524	858,697
JD Sports Fashion PLC	179,940	199,258
Legal & General Group PLC	483,412	1,455,407
Lloyds Banking Group PLC	2,137,765	1,655,924
London Stock Exchange Group PLC	9,979	1,492,268
Melrose Industries PLC	76,747	584,759
Mondi PLC	48,282	757,409
National Grid PLC	153,317	1,866,558
NatWest Group PLC	484,272	2,606,101
Next PLC	14,484	1,791,070
Pearson PLC	51,288	855,547
Reckitt Benckiser Group PLC	9,985	661,285
RELX PLC	58,126	2,907,033
Rentokil Initial PLC	140,530	696,366
Rio Tinto PLC	33,329	2,025,506
Rolls-Royce Holdings PLC (B)	142,533	1,073,252
Segro PLC	40,576	361,696
Severn Trent PLC	15,137	475,290
Shell PLC	275,265	9,161,283
Smith & Nephew PLC	31,707	406,582
SSE PLC	81,817	1,658,610
Standard Chartered PLC	236,939	3,214,940
Tesco PLC	586,033	2,710,267
The Sage Group PLC	69,861	1,170,141
Unilever PLC	66,106	3,804,723
United Utilities Group PLC	36,956	469,758
Vodafone Group PLC	1,525,931	1,302,203
Wise PLC, Class A (B)	13,809	191,144
WPP PLC	132,337	1,271,742
United States - 0.3%		2,025,139
Carnival PLC (B)	4,737	120,662
CRH PLC	5,427	542,702
Flutter Entertainment PLC (B)	5,025	1,361,775

PREFERRED SECURITIES - 0.4%		$2,657,240
(Cost $3,110,041)
Germany - 0.4%		2,657,240
Bayerische Motoren Werke AG	3,597	275,023
Dr. Ing. h.c. F. Porsche AG (C)	1,596	102,268
Henkel AG & Company KGaA	13,883	1,215,469
Volkswagen AG	10,381	1,064,480
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.6%		$4,044,709
(Cost $4,044,701)
Short-term funds - 0.6%		4,044,709
John Hancock Collateral Trust, 4.2301% (E)(F)	297,734	2,978,356

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.3169% (E)	1,066,353	1,066,353
Total investments (Multifactor Developed International ETF) (Cost $576,687,773) - 100.0%		$652,717,989
Other assets and liabilities, net - 0.0%		45,689
Total net assets - 100.0%		$652,763,678

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $12,972,798. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $10,747,168 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-25.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-25:
Financials	22.1%
Industrials	18.0%
Consumer discretionary	11.1%
Health care	9.4%
Consumer staples	8.1%
Materials	7.2%
Information technology	6.4%
Communication services	5.6%
Energy	5.4%
Utilities	4.2%
Real estate	1.9%
Short-term investments and other	0.6%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	2	Long	Mar 2025	$586,230	$606,725	$20,495
						$20,495
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.2%		$600,065,578
(Cost $498,371,174)
Brazil - 3.1%		18,888,558
Ambev SA	255,200	484,930
B3 SA - Brasil Bolsa Balcao	353,600	677,358
Banco Bradesco SA	147,705	278,646
Banco BTG Pactual SA	64,148	357,665
Banco do Brasil SA	180,200	853,879
BB Seguridade Participacoes SA	94,500	623,475
BRF SA	29,900	112,045
Caixa Seguridade Participacoes S/A	34,600	86,952
CCR SA	89,800	172,636
Centrais Eletricas Brasileiras SA	61,737	381,424
Cia de Saneamento Basico do Estado de Sao Paulo	29,700	480,823
Cia Energetica de Minas Gerais	40,978	105,575
Cia Paranaense de Energia	22,900	33,988
Cosan SA	69,100	91,558
CPFL Energia SA	29,100	171,267
Embraer SA (A)	14,700	150,234
Energisa SA	20,702	140,553
Engie Brasil Energia SA	36,925	232,618
Equatorial Energia SA	81,903	422,730
Hapvida Participacoes e Investimentos SA (A)(B)	340,507	141,064
JBS SA	108,400	657,656
Klabin SA	95,810	368,052
Localiza Rent a Car SA	76,411	403,802
Neoenergia SA	10,100	32,419
Petroleo Brasileiro SA	500,400	3,567,861
PRIO SA (A)	70,000	491,192
Raia Drogasil SA	155,972	563,117
Rede D’Or Sao Luiz SA (B)	49,636	237,495
Rumo SA	93,390	294,167
Suzano SA	79,965	853,790
Telefonica Brasil SA	55,800	495,480
TIM SA	118,200	315,861
Ultrapar Participacoes SA	52,700	149,218
Vale SA	358,400	3,323,552
Vibra Energia SA	71,200	205,501
WEG SA	98,700	929,975
Chile - 0.4%		2,627,281
Banco de Chile	3,196,076	395,646
Banco de Credito e Inversiones SA	7,608	232,506
Banco Santander Chile	3,636,556	187,788
Cencosud SA	231,895	590,475
Cia Sud Americana de Vapores SA	1,378,387	76,794
Empresas CMPC SA	149,269	254,504
Empresas COPEC SA	34,525	230,749
Enel Americas SA	2,011,300	180,805
Enel Chile SA	3,797,695	225,506
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Chile (continued)
Falabella SA	66,644	$252,508
China - 22.2%		134,319,071
360 Security Technology, Inc., Class A	25,700	39,269
Agricultural Bank of China, Ltd., H Shares	3,330,000	1,829,201
Aier Eye Hospital Group Company, Ltd., A Shares	71,943	122,108
Alibaba Group Holding, Ltd.	1,160,500	13,151,618
Aluminum Corp. of China, Ltd., H Shares	706,000	449,428
Anhui Conch Cement Company, Ltd., H Shares	190,500	512,215
Anhui Gujing Distillery Company, Ltd., A Shares	2,671	61,064
Anhui Jianghuai Automobile Group Corp., Ltd., Class A	3,300	18,575
Anhui Yingjia Distillery Company, Ltd., Class A	1,800	13,816
ANTA Sports Products, Ltd.	148,200	1,570,141
Avary Holding Shenzhen Company, Ltd., A Shares	6,500	36,229
Bank of Beijing Company, Ltd., Class A	130,700	107,769
Bank of Chengdu Company, Ltd., Class A	21,400	50,639
Bank of China, Ltd., H Shares	7,334,000	3,783,906
Bank of Communications Company, Ltd., H Shares	2,307,000	1,862,394
Bank of Hangzhou Company, Ltd., A Shares	33,600	68,268
Bank of Jiangsu Company, Ltd., Class A	105,500	144,209
Bank of Nanjing Company, Ltd., Class A	70,700	104,037
Bank of Ningbo Company, Ltd., A Shares	62,415	226,650
Bank of Shanghai Company, Ltd., A Shares	111,600	142,869
Baoshan Iron & Steel Company, Ltd., A Shares	211,700	204,282
Beijing Kingsoft Office Software, Inc., Class A	1,215	52,517
Beijing Tong Ren Tang Company, Ltd., Class A	2,700	13,741
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,960	18,371
Beijing-Shanghai High Speed Railway Company, Ltd., A Shares	121,000	94,941
Bilibili, Inc., Class Z (A)	5,580	95,750
BOE Technology Group Company, Ltd., A Shares	351,500	215,800
BYD Company, Ltd., H Shares	86,500	3,030,764
BYD Electronic International Company, Ltd.	49,000	266,017
Cambricon Technologies Corp. Ltd., Class A (A)	581	45,747
Chaozhou Three-Circle Group Company, Ltd., Class A	4,500	23,477
China CITIC Bank Corp., Ltd., H Shares	1,450,000	1,034,704
China Coal Energy Company, Ltd., H Shares (C)	308,000	353,396
China Construction Bank Corp., H Shares	8,008,000	6,505,806
China Eastern Airlines Corp., Ltd., H Shares (A)	134,000	42,995
China Energy Engineering Corp., Ltd., H Shares	650,000	79,252
China Everbright Bank Company, Ltd., H Shares	500,000	195,082
China Galaxy Securities Company, Ltd., H Shares	351,500	318,044
China Hongqiao Group, Ltd.	315,500	525,590
China International Capital Corp., Ltd., H Shares (B)	221,200	365,090
China Life Insurance Company, Ltd., H Shares	809,000	1,493,072
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Longyuan Power Group Corp., Ltd., H Shares	574,000	$421,387
China Mengniu Dairy Company, Ltd.	312,000	619,868
China Merchants Bank Company, Ltd., H Shares	365,500	2,000,690
China Merchants Energy Shipping Company, Ltd., A Shares	29,500	28,101
China Merchants Expressway Network & Technology Holdings Company, Ltd., A Shares	23,600	41,745
China Merchants Securities Company, Ltd., H Shares (B)(C)	86,940	158,446
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	42,600	57,351
China Minsheng Banking Corp., Ltd., H Shares	966,000	459,965
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	19,600	56,794
China Pacific Insurance Group Company, Ltd., H Shares	380,600	1,130,819
China Petroleum & Chemical Corp., H Shares	2,620,000	1,439,191
China Railway Signal & Communication Corp., Ltd., H Shares (B)	123,000	49,727
China Resources Microelectronics, Ltd., Class A	6,368	39,964
China Resources Mixc Lifestyle Services, Ltd. (B)	30,400	114,708
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	3,090	18,813
China Shenhua Energy Company, Ltd., H Shares	428,000	1,722,085
China Southern Airlines Company, Ltd., H Shares (A)	168,000	79,994
China Tourism Group Duty Free Corp., Ltd., H Shares (B)(C)	11,200	67,129
China Tower Corp., Ltd., H Shares (B)	8,274,000	1,189,342
China Vanke Company, Ltd., H Shares (A)(C)	272,372	202,052
China Zheshang Bank Company, Ltd., H Shares	114,700	33,122
Chongqing Rural Commercial Bank, H Shares	83,000	50,706
Chongqing Zhifei Biological Products Company, Ltd., A Shares	13,750	45,596
CITIC Securities Company, Ltd., H Shares	154,750	419,070
CITIC, Ltd.	664,000	746,527
CMOC Group, Ltd., H Shares	561,000	411,844
Contemporary Amperex Technology Company, Ltd., A Shares	17,260	610,612
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares (C)	110,000	100,519
COSCO SHIPPING Holdings Company, Ltd., H Shares	529,699	795,405
CSC Financial Company, Ltd., H Shares (B)(C)	127,500	157,747
CSPC Pharmaceutical Group, Ltd.	1,573,840	900,884
Daqin Railway Company, Ltd., Class A	60,000	54,924
East Money Information Company, Ltd., A Shares	59,406	187,592
ENN Energy Holdings, Ltd.	122,000	822,822
ENN Natural Gas Company, Ltd., Class A	15,100	42,486
Eve Energy Company, Ltd., A Shares	9,800	57,347
Everbright Securities Company, Ltd., H Shares (B)	24,200	23,419
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Flat Glass Group Company, Ltd., H Shares (C)	39,000	$57,462
Focus Media Information Technology Company, Ltd., A Shares	27,400	24,969
Foshan Haitian Flavouring & Food Company, Ltd., Class A	18,764	105,875
Founder Securities Company, Ltd., A Shares	17,400	18,635
Foxconn Industrial Internet Company, Ltd., Class A	63,500	187,496
Fuyao Glass Industry Group Company, Ltd. , H Shares (B)	97,200	654,936
Ganfeng Lithium Group Company, Ltd., H Shares (B)	34,800	86,290
GD Power Development Company, Ltd., Class A	165,400	95,626
GF Securities Company, Ltd., H Shares	138,000	185,970
GigaDevice Semiconductor, Inc., Class A (A)	2,000	35,074
GoerTek, Inc., A Shares	31,300	119,607
Great Wall Motor Company, Ltd., H Shares (C)	172,000	279,470
Gree Electric Appliances, Inc. of Zhuhai, A Shares	58,100	359,019
Guangdong Haid Group Company, Ltd., A Shares	9,300	63,574
Guangzhou Automobile Group Company, Ltd., H Shares	242,000	94,730
Guosen Securities Company, Ltd., Class A	35,700	50,764
Guotai Junan Securities Company, Ltd., H Shares (B)	94,200	139,276
H World Group, Ltd.	147,400	477,675
Haidilao International Holding, Ltd. (B)	57,000	106,076
Haier Smart Home Company, Ltd., H Shares	351,000	1,157,747
Haitong Securities Company, Ltd., H Shares	368,800	321,391
Hangzhou First Applied Material Company, Ltd., Class A	11,807	23,664
Hansoh Pharmaceutical Group Company, Ltd. (B)	96,000	220,299
Henan Shuanghui Investment & Development Company, Ltd., A Shares	15,000	54,429
Hengli Petrochemical Company, Ltd., A Shares	62,400	128,673
Hithink RoyalFlush Information Network Company, Ltd., Class A	2,300	88,374
Huadian Power International Corp., Ltd., H Shares (C)	166,000	81,172
Huadong Medicine Company, Ltd., Class A	9,000	43,113
Huaneng Power International, Inc., H Shares (C)	370,000	193,747
Huatai Securities Company, Ltd., H Shares (B)	206,400	352,848
Huaxia Bank Company, Ltd., Class A	96,909	101,384
Huayu Automotive Systems Company, Ltd., Class A	17,000	39,314
Huizhou Desay Sv Automotive Company, Ltd., Class A	3,000	44,811
Iflytek Company, Ltd., A Shares	12,000	83,716
Imeik Technology Development Company, Ltd., Class A	1,820	42,595
Industrial & Commercial Bank of China, Ltd., H Shares	6,028,000	4,092,628
Industrial Bank Company, Ltd., A Shares	133,200	372,396
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Industrial Securities Company, Ltd., Class A	21,100	$17,340
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	280,300	68,681
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	39,000	149,406
Innovent Biologics, Inc. (A)(B)	27,500	116,648
JCET Group Company, Ltd., Class A	9,800	52,382
JD Health International, Inc. (A)(B)	62,900	258,733
JD Logistics, Inc. (A)(B)	143,400	245,515
JD.com, Inc., Class A	210,700	4,242,881
Jiangsu Eastern Shenghong Company, Ltd., Class A	35,600	41,997
Jiangsu Expressway Company, Ltd., H Shares	88,000	97,243
Jiangsu Hengli Hydraulic Company, Ltd., A Shares	6,100	52,137
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	22,751	139,834
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	8,400	50,276
Jiangsu Yanghe Distillery Company, Ltd., A Shares	9,790	105,655
Jiangxi Copper Company, Ltd., H Shares	80,000	126,085
KE Holdings, Inc., ADR	62,576	1,090,700
Kuaishou Technology (A)(B)	109,400	591,116
Kweichow Moutai Company, Ltd., A Shares	5,792	1,144,112
Lenovo Group, Ltd.	1,346,000	1,604,849
Lens Technology Company, Ltd., A Shares	25,700	92,016
Li Auto, Inc., Class A (A)	86,800	1,023,785
Li Ning Company, Ltd.	246,000	505,791
Longfor Group Holdings, Ltd. (B)	261,000	328,947
Luxshare Precision Industry Company, Ltd., A Shares	49,900	276,064
Luzhou Laojiao Company, Ltd., A Shares	10,000	159,060
Mango Excellent Media Company, Ltd., A Shares	6,000	22,944
Maxscend Microelectronics Company, Ltd., Class A	1,200	12,942
Meituan, Class B (A)(B)	159,370	3,031,294
Metallurgical Corp. of China, Ltd., H Shares	272,000	53,062
Midea Group Company, Ltd., A Shares	21,300	216,620
Montage Technology Company, Ltd., Class A	2,303	21,570
Muyuan Foods Company, Ltd., A Shares	24,560	125,800
NARI Technology Company, Ltd., A Shares	42,152	133,920
NAURA Technology Group Company, Ltd., Class A	1,800	93,413
NetEase, Inc.	131,300	2,713,088
New China Life Insurance Company, Ltd., H Shares	129,300	403,254
Ningbo Tuopu Group Company, Ltd., Class A	6,525	58,985
Ningxia Baofeng Energy Group Company, Ltd., Class A	62,700	151,301
NIO, Inc., Class A (A)(C)	125,650	549,102
Nongfu Spring Company, Ltd., H Shares (B)(C)	125,800	590,121
Orient Securities Company, Ltd., H Shares (B)	86,800	55,701
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
PetroChina Company, Ltd., H Shares	2,660,000	$2,044,946
PICC Property & Casualty Company, Ltd., H Shares	1,108,000	1,797,464
Ping An Bank Company, Ltd., A Shares	127,100	200,678
Ping An Insurance Group Company of China, Ltd., H Shares	587,500	3,287,515
Poly Developments and Holdings Group Company, Ltd., A Shares	108,600	124,378
Pop Mart International Group, Ltd. (B)	16,400	197,854
Postal Savings Bank of China Company, Ltd., H Shares (B)	805,000	479,388
Qingdao Port International Company, Ltd., H Shares (B)	42,000	32,558
Rongsheng Petrochemical Company, Ltd., A Shares	84,750	103,013
SAIC Motor Corp., Ltd., Class A	40,200	94,959
Sailun Group Company, Ltd., Class A	13,900	29,313
Sanan Optoelectronics Company, Ltd., A Shares	11,200	17,668
Sany Heavy Industry Company, Ltd., A Shares	66,200	146,715
Satellite Chemical Company, Ltd., Class A	25,200	69,482
SDIC Power Holdings Company, Ltd., Class A	51,100	101,362
Seres Group Company, Ltd., A Shares	3,500	63,977
SF Holding Company, Ltd., A Shares	30,400	164,501
Shaanxi Coal Industry Company, Ltd., A Shares	103,600	310,178
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	63,220	108,239
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	19,500	56,316
Shanghai Baosight Software Company, Ltd., Class A	14,064	55,911
Shanghai Electric Group Company, Ltd., H Shares (A)(C)	86,000	29,139
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	55,500	93,170
Shanghai International Airport Company, Ltd., A Shares	12,700	57,971
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	39,400	62,501
Shanghai Pudong Development Bank Company, Ltd., Class A	191,100	280,157
Shanghai RAAS Blood Products Company, Ltd., Class A	18,100	17,366
Shanghai Rural Commercial Bank Company, Ltd., A Shares	37,500	43,103
Shanjin International Gold Company, Ltd., Class A	9,000	20,677
Shanxi Coking Coal Energy Group Company, Ltd., Class A	19,900	20,298
Shanxi Lu’an Environmental Energy Development Company, Ltd., Class A	5,800	10,044
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	8,745	207,052
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	167,200	46,351
Shenzhen Inovance Technology Company, Ltd., A Shares	13,950	115,582
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	8,100	$259,127
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	3,900	33,231
Shenzhen Transsion Holdings Company, Ltd., Class A	4,851	67,037
Shenzhou International Group Holdings, Ltd.	123,100	926,615
Sichuan Chuantou Energy Company, Ltd., Class A	24,900	54,465
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	4,600	17,812
Sichuan Road and Bridge Group Company, Ltd., Class A	46,540	45,998
Silergy Corp.	28,000	336,226
Sinopharm Group Company, Ltd., H Shares	105,200	277,460
Sinotruk Hong Kong, Ltd.	30,000	87,209
Smoore International Holdings, Ltd. (B)(C)	74,000	119,287
Spring Airlines Company, Ltd., A Shares	2,600	19,320
Sungrow Power Supply Company, Ltd., A Shares	13,940	138,353
Sunny Optical Technology Group Company, Ltd.	99,400	884,721
TBEA Company, Ltd., Class A	49,530	81,544
TCL Technology Group Corp., A Shares	122,520	84,496
Tencent Holdings, Ltd.	449,400	23,140,213
Tencent Music Entertainment Group, ADR	63,863	765,079
The People’s Insurance Company Group of China, Ltd., H Shares	923,000	471,474
Tianqi Lithium Corp., H Shares	12,800	36,963
Tingyi Cayman Islands Holding Corp.	82,000	124,816
Tongwei Company, Ltd., A Shares	36,900	103,926
Trina Solar Company, Ltd., Class A	5,955	14,116
Tsingtao Brewery Company, Ltd., H Shares	44,000	269,932
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,519	44,914
Unisplendour Corp., Ltd., Class A	8,800	30,502
Vipshop Holdings, Ltd., ADR	24,436	351,145
Wanhua Chemical Group Company, Ltd., A Shares	26,500	249,987
Weichai Power Company, Ltd., H Shares	295,000	511,127
Wens Foodstuffs Group Company, Ltd., Class A	32,800	72,828
Will Semiconductor Company, Ltd., A Shares	6,815	98,981
Wuliangye Yibin Company, Ltd., A Shares	20,700	362,451
WuXi AppTec Company, Ltd., H Shares (B)	39,180	277,573
WuXi Biologics Cayman, Inc. (A)(B)	216,500	511,824
XCMG Construction Machinery Company, Ltd., Class A	59,700	62,785
XPeng, Inc., Class A (A)	104,700	792,815
Yankuang Energy Group Company, Ltd., H Shares (C)	522,399	551,792
YTO Express Group Company, Ltd., Class A	16,400	31,086
Yum China Holdings, Inc.	62,950	2,851,962
Yunnan Baiyao Group Company, Ltd., A Shares	10,240	81,643
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	5,600	156,108
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Zhejiang China Commodities City Group Company, Ltd., Class A	15,600	$27,637
Zhejiang Dahua Technology Company, Ltd., Class A	8,600	17,935
Zhejiang Huayou Cobalt Company, Ltd., A Shares	12,760	51,324
Zhejiang Juhua Company, Ltd., Class A	9,200	32,509
Zhejiang NHU Company, Ltd., A Shares	14,600	45,240
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	7,000	29,457
Zhongji Innolight Company, Ltd., Class A	2,760	43,623
Zhongjin Gold Corp., Ltd., Class A	10,400	18,797
Zijin Mining Group Company, Ltd., H Shares	914,000	1,707,973
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	105,600	78,201
ZTO Express Cayman, Inc.	18,100	350,775
Hong Kong - 0.9%		5,345,976
China Merchants Port Holdings Company, Ltd.	60,000	101,032
China Resources Beer Holdings Company, Ltd.	231,500	696,734
China Resources Gas Group, Ltd.	34,200	116,098
China Resources Land, Ltd.	427,000	1,290,601
China Resources Power Holdings Company, Ltd.	298,000	660,896
Geely Automobile Holdings, Ltd.	782,000	1,435,212
Kunlun Energy Company, Ltd.	248,000	237,127
Orient Overseas International, Ltd.	20,000	267,211
Sino Biopharmaceutical, Ltd.	388,000	140,428
The Wharf Holdings, Ltd.	67,000	163,381
Want Want China Holdings, Ltd.	390,000	237,256
India - 23.4%		141,281,252
3M India, Ltd.	140	47,787
ABB India, Ltd.	4,087	277,984
ACC, Ltd.	5,031	116,647
Adani Energy Solutions, Ltd. (A)	23,797	207,017
Adani Enterprises, Ltd.	8,756	232,203
Adani Green Energy, Ltd. (A)	12,128	140,860
Adani Ports & Special Economic Zone, Ltd.	26,149	331,782
Adani Power, Ltd. (A)	33,359	198,152
Adani Total Gas, Ltd.	16,746	124,218
Aditya Birla Capital, Ltd. (A)	53,757	111,106
AIA Engineering, Ltd.	761	32,470
Alkem Laboratories, Ltd.	3,115	181,974
Ambuja Cements, Ltd.	55,139	326,666
APL Apollo Tubes, Ltd.	12,556	219,210
Apollo Hospitals Enterprise, Ltd.	11,264	888,467
Ashok Leyland, Ltd.	149,349	374,992
Asian Paints, Ltd.	45,435	1,209,100
Astral, Ltd.	12,131	210,943
AU Small Finance Bank, Ltd. (B)	29,852	207,822
Aurobindo Pharma, Ltd.	23,989	324,151
Avenue Supermarts, Ltd. (A)(B)	8,944	377,932
Axis Bank, Ltd.	208,790	2,379,181
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Bajaj Auto, Ltd.	5,948	$609,521
Bajaj Finance, Ltd.	18,662	1,701,834
Bajaj Finserv, Ltd.	25,038	503,658
Bajaj Holdings & Investment, Ltd.	4,192	558,992
Balkrishna Industries, Ltd.	8,229	263,165
Bank of Baroda	109,789	270,758
Bank of India	70,297	91,223
Berger Paints India, Ltd.	38,740	212,203
Bharat Dynamics, Ltd.	2,013	30,445
Bharat Electronics, Ltd.	385,900	1,309,854
Bharat Forge, Ltd.	20,826	297,665
Bharat Heavy Electricals, Ltd.	104,619	251,715
Bharat Petroleum Corp., Ltd.	335,894	1,014,085
Bharti Airtel, Ltd.	228,753	4,297,822
Biocon, Ltd.	17,079	71,310
Bosch, Ltd.	735	244,121
Britannia Industries, Ltd.	13,360	791,123
Canara Bank	181,104	195,058
CG Power & Industrial Solutions, Ltd.	57,317	422,551
Cholamandalam Investment and Finance Company, Ltd.	56,339	839,820
Cipla, Ltd.	93,663	1,601,488
Coal India, Ltd.	362,015	1,657,183
Cochin Shipyard, Ltd. (B)	1,572	27,895
Coforge, Ltd.	2,949	281,182
Colgate-Palmolive India, Ltd.	14,348	467,382
Container Corp. of India, Ltd.	25,843	232,215
Coromandel International, Ltd.	9,227	192,815
Cummins India, Ltd.	9,534	323,061
Dabur India, Ltd.	52,358	320,164
Dalmia Bharat, Ltd.	5,313	114,309
Divi’s Laboratories, Ltd.	11,261	721,557
Dixon Technologies India, Ltd.	2,023	350,774
DLF, Ltd.	38,894	334,533
Dr. Reddy’s Laboratories, Ltd.	115,708	1,623,682
Eicher Motors, Ltd.	14,020	841,406
Escorts Kubota, Ltd.	2,200	92,860
Exide Industries, Ltd.	18,968	82,274
Federal Bank, Ltd.	151,093	326,376
Fortis Healthcare, Ltd.	21,310	158,688
FSN E-Commerce Ventures, Ltd. (A)	42,426	82,852
GAIL India, Ltd.	393,862	805,765
GE Vernova T&D India, Ltd.	2,692	55,415
GlaxoSmithKline Pharmaceuticals, Ltd.	2,635	60,022
Glenmark Pharmaceuticals, Ltd.	11,281	188,687
GMR Airports, Ltd. (A)	197,426	165,820
Godrej Consumer Products, Ltd.	33,834	436,752
Godrej Properties, Ltd. (A)	7,701	207,021
Grasim Industries, Ltd.	44,236	1,280,331
Gujarat Gas, Ltd.	20,744	116,394
Havells India, Ltd.	34,337	620,408
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
HCL Technologies, Ltd.	106,529	$2,127,720
HDFC Asset Management Company, Ltd. (B)	9,660	446,106
HDFC Bank, Ltd.	393,535	7,721,562
HDFC Life Insurance Company, Ltd. (B)	58,333	430,243
Hero MotoCorp, Ltd.	20,680	1,035,716
Hindalco Industries, Ltd.	223,878	1,534,672
Hindustan Aeronautics, Ltd.	13,286	607,882
Hindustan Petroleum Corp., Ltd.	130,157	537,511
Hindustan Unilever, Ltd.	82,177	2,346,871
Hitachi Energy India, Ltd.	241	35,834
Honeywell Automation India, Ltd.	54	25,173
ICICI Bank, Ltd.	416,211	6,020,713
ICICI Lombard General Insurance Company, Ltd. (B)	21,148	455,317
ICICI Prudential Life Insurance Company, Ltd. (B)	23,625	168,303
IDFC First Bank, Ltd. (A)	225,077	164,462
Indian Bank	22,365	143,202
Indian Oil Corp., Ltd.	717,085	1,066,733
Indian Railway Catering & Tourism Corp., Ltd.	25,950	247,168
Indian Renewable Energy Development Agency, Ltd. (A)	10,431	24,387
Indus Towers, Ltd. (A)	201,424	805,196
IndusInd Bank, Ltd.	52,210	599,880
Info Edge India, Ltd.	6,923	617,838
Infosys, Ltd.	287,629	6,252,765
InterGlobe Aviation, Ltd. (A)(B)	10,847	542,849
IRB Infrastructure Developers, Ltd.	49,774	33,100
ITC Hotels, Ltd. (A)	33,177	62,051
ITC, Ltd.	316,875	1,637,856
Jindal Stainless, Ltd.	47,578	358,663
Jindal Steel & Power, Ltd.	57,487	522,795
Jio Financial Services, Ltd. (A)	138,038	387,661
JSW Energy, Ltd.	41,571	244,724
JSW Steel, Ltd.	110,699	1,207,364
Jubilant Foodworks, Ltd.	16,378	132,758
Kalyan Jewellers India, Ltd.	9,546	55,436
Kotak Mahindra Bank, Ltd.	77,268	1,694,938
KPIT Technologies, Ltd.	10,540	172,216
L&T Finance, Ltd.	52,080	87,696
L&T Technology Services, Ltd. (B)	2,734	171,162
Larsen & Toubro, Ltd.	59,035	2,429,114
Linde India, Ltd.	1,173	84,844
LTIMindtree, Ltd. (B)	8,896	609,354
Lupin, Ltd.	18,023	434,687
Macrotech Developers, Ltd. (B)	11,657	163,127
Mahindra & Mahindra Financial Services, Ltd.	28,501	93,812
Mahindra & Mahindra, Ltd.	87,318	3,024,305
Marico, Ltd.	72,230	559,427
Maruti Suzuki India, Ltd.	7,374	1,047,852
Max Healthcare Institute, Ltd.	43,681	538,093
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Motilal Oswal Financial Services, Ltd.	10,753	$79,267
Mphasis, Ltd.	9,691	320,554
MRF, Ltd.	317	417,586
Muthoot Finance, Ltd.	22,633	587,930
Nestle India, Ltd.	37,702	1,000,722
NHPC, Ltd.	257,326	240,938
Nippon Life India Asset Management, Ltd. (B)	6,664	44,854
NMDC, Ltd.	610,590	465,822
NTPC, Ltd.	737,390	2,768,099
Oberoi Realty, Ltd.	10,132	212,130
Oil & Natural Gas Corp., Ltd.	603,350	1,830,608
Oil India, Ltd.	60,081	292,719
Oracle Financial Services Software, Ltd.	1,822	192,472
Page Industries, Ltd.	562	290,368
Patanjali Foods, Ltd.	3,060	63,872
PB Fintech, Ltd. (A)	14,355	287,833
Persistent Systems, Ltd.	8,941	625,350
Petronet LNG, Ltd.	151,065	551,301
PI Industries, Ltd.	6,543	263,337
Pidilite Industries, Ltd.	17,311	575,992
Polycab India, Ltd.	4,429	308,484
Power Finance Corp., Ltd.	185,718	909,547
Power Grid Corp. of India, Ltd.	739,304	2,577,690
Prestige Estates Projects, Ltd.	9,140	146,418
Procter & Gamble Hygiene & Health Care, Ltd.	1,266	212,666
Punjab National Bank	228,655	267,946
Rail Vikas Nigam, Ltd.	20,192	111,431
REC, Ltd.	179,570	937,279
Reliance Industries, Ltd.	513,632	7,507,345
Samvardhana Motherson International, Ltd.	402,690	655,992
SBI Cards & Payment Services, Ltd.	24,267	218,642
SBI Life Insurance Company, Ltd. (B)	38,412	658,558
Schaeffler India, Ltd.	3,646	144,297
Shree Cement, Ltd.	930	300,636
Shriram Finance, Ltd.	139,575	879,109
Siemens, Ltd.	5,124	359,678
Solar Industries India, Ltd.	2,250	264,962
Sona Blw Precision Forgings, Ltd. (B)	33,773	196,498
SRF, Ltd.	13,271	432,514
State Bank of India	202,812	1,810,214
Steel Authority of India, Ltd.	181,548	224,943
Sun Pharmaceutical Industries, Ltd.	64,418	1,303,625
Sundaram Finance, Ltd.	4,487	237,311
Supreme Industries, Ltd.	5,467	250,548
Suzlon Energy, Ltd. (A)	690,098	463,458
Tata Communications, Ltd.	11,120	209,501
Tata Consultancy Services, Ltd.	83,847	3,982,615
Tata Consumer Products, Ltd.	55,711	660,560
Tata Elxsi, Ltd.	3,361	246,401
Tata Motors, Ltd.	198,158	1,637,357
Tata Steel, Ltd.	1,147,678	1,787,445
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Tech Mahindra, Ltd.	56,190	$1,087,131
The Indian Hotels Company, Ltd.	46,218	408,200
The Phoenix Mills, Ltd.	6,986	132,225
The Tata Power Company, Ltd.	172,865	732,144
Thermax, Ltd.	1,395	61,201
Titan Company, Ltd.	36,613	1,475,785
Torrent Pharmaceuticals, Ltd.	11,690	441,734
Torrent Power, Ltd.	13,907	234,898
Trent, Ltd.	17,654	1,175,014
Tube Investments of India, Ltd.	9,961	382,167
TVS Motor Company, Ltd.	19,138	542,381
UltraTech Cement, Ltd.	7,458	998,720
Union Bank of India, Ltd.	130,300	173,736
United Breweries, Ltd.	6,270	155,461
United Spirits, Ltd.	29,736	488,870
UNO Minda, Ltd.	14,958	162,953
UPL, Ltd.	85,588	597,719
UPL, Ltd., Partly Paid Shares (A)	10,698	32,613
Varun Beverages, Ltd.	115,018	714,412
Vedanta, Ltd.	313,511	1,594,046
Vodafone Idea, Ltd. (A)	658,884	68,843
Voltas, Ltd.	8,240	120,043
Wipro, Ltd.	295,902	1,066,551
Yes Bank, Ltd. (A)	1,214,306	270,013
Zomato, Ltd. (A)	270,353	693,235
Zydus Lifesciences, Ltd.	42,656	477,697
Indonesia - 1.8%		10,842,695
Adaro Energy Indonesia Tbk PT	2,243,300	320,668
Adaro Minerals Indonesia Tbk PT (A)	404,500	24,940
Astra International Tbk PT	2,351,400	692,437
Bank Central Asia Tbk PT	4,280,400	2,481,582
Bank Mandiri Persero Tbk PT	5,337,100	1,972,762
Bank Negara Indonesia Persero Tbk PT	2,407,700	704,585
Bank Rakyat Indonesia Persero Tbk PT	5,162,850	1,336,640
Barito Pacific Tbk PT	2,229,255	125,823
Charoen Pokphand Indonesia Tbk PT	660,600	189,264
Dayamitra Telekomunikasi PT	1,540,200	60,474
Indah Kiat Pulp & Paper Tbk PT	273,200	113,135
Indofood CBP Sukses Makmur Tbk PT	198,100	139,764
Indofood Sukses Makmur Tbk PT	679,700	327,340
Indosat Tbk PT	989,900	140,286
Kalbe Farma Tbk PT	1,821,300	141,346
Mayora Indah Tbk PT	606,900	91,221
Merdeka Copper Gold Tbk PT (A)	937,789	90,039
Sarana Menara Nusantara Tbk PT	2,892,700	112,691
Sumber Alfaria Trijaya Tbk PT	1,891,100	332,973
Telkom Indonesia Persero Tbk PT	5,653,400	922,579
United Tractors Tbk PT	313,000	477,661
Vale Indonesia Tbk PT (A)	241,700	44,485
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Ireland - 0.6%		$3,898,049
PDD Holdings, Inc., ADR (A)	34,832	3,898,049
Malaysia - 2.0%		11,764,941
AMMB Holdings BHD	87,600	110,839
Axiata Group BHD	439,395	218,835
CELCOMDIGI BHD	370,300	311,526
CIMB Group Holdings BHD	771,424	1,387,957
Dialog Group BHD	293,400	125,061
Gamuda BHD	123,600	112,023
Genting BHD	322,600	262,712
Genting Malaysia BHD	424,800	212,519
Hong Leong Bank BHD	63,400	287,309
Hong Leong Financial Group BHD	42,800	173,792
IHH Healthcare BHD	181,900	292,183
IOI Corp. BHD	268,800	224,327
KLCCP Stapled Group	10,700	19,540
Kuala Lumpur Kepong BHD	50,638	226,068
Malayan Banking BHD	581,522	1,348,948
Malaysia Airports Holdings BHD	45,700	112,161
Maxis BHD	191,800	149,740
MISC BHD	142,900	232,102
Mr. DIY Group M BHD (B)	221,500	83,482
Nestle Malaysia BHD	5,100	102,950
Petronas Chemicals Group BHD	173,500	180,993
Petronas Dagangan BHD	52,700	231,963
Petronas Gas BHD	69,300	267,406
PPB Group BHD	91,400	245,237
Press Metal Aluminium Holdings BHD	350,600	384,618
Public Bank BHD	1,068,100	1,032,756
QL Resources BHD	97,000	99,448
RHB Bank BHD	231,316	333,676
SD Guthrie BHD	288,738	314,162
Sime Darby BHD	604,700	305,233
Sunway BHD	88,100	85,975
Telekom Malaysia BHD	181,270	268,398
Tenaga Nasional BHD	530,000	1,617,050
Westports Holdings BHD	152,700	156,896
YTL Corp. BHD	201,300	86,255
YTL Power International BHD	229,000	160,801
Mexico - 2.1%		12,609,724
America Movil SAB de CV, Series B (C)	2,052,388	1,446,692
Arca Continental SAB de CV	40,764	372,809
Cemex SAB de CV (C)	1,966,888	1,166,311
Coca-Cola Femsa SAB de CV	30,000	235,750
El Puerto de Liverpool SAB de CV, Series C1	19,571	98,074
Fomento Economico Mexicano SAB de CV	149,248	1,274,791
Gruma SAB de CV, Class B	19,140	331,574
Grupo Aeroportuario del Pacifico SAB de CV, Series B (A)(C)	41,698	772,519
Grupo Aeroportuario del Sureste SAB de CV, Series B	19,729	538,870
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Grupo Bimbo SAB de CV, Series A (C)	144,600	$380,383
Grupo Carso SAB de CV, Series A1 (C)	46,104	262,842
Grupo Comercial Chedraui SA de CV (C)	14,018	81,147
Grupo Financiero Banorte SAB de CV, Series O	231,304	1,611,819
Grupo Financiero Inbursa SAB de CV, Series O (A)(C)	278,140	594,905
Grupo Mexico SAB de CV, Series B	346,508	1,697,980
Industrias Penoles SAB de CV (A)	11,200	159,451
Kimberly-Clark de Mexico SAB de CV, Class A	152,300	227,914
Vista Energy SAB de CV (A)	665	35,953
Wal-Mart de Mexico SAB de CV	504,740	1,319,940
Netherlands - 0.1%		409,195
NEPI Rockcastle NV (A)	54,113	409,195
Philippines - 0.8%		5,073,537
Aboitiz Equity Ventures, Inc.	332,280	183,294
Aboitiz Power Corp.	212,300	145,115
ACEN Corp.	278,700	14,801
Ayala Corp.	24,600	229,257
Ayala Land, Inc.	570,400	217,908
Bank of the Philippine Islands	406,971	810,135
BDO Unibank, Inc.	284,316	670,205
Emperador, Inc.	48,700	13,382
Globe Telecom, Inc.	4,809	182,069
International Container Terminal Services, Inc.	87,820	526,562
JG Summit Holdings, Inc.	341,543	94,553
Jollibee Foods Corp.	44,630	169,734
Manila Electric Company	42,260	324,336
Metropolitan Bank & Trust Company	363,602	431,666
PLDT, Inc.	13,825	317,364
SM Investments Corp.	26,915	359,647
SM Prime Holdings, Inc.	655,800	260,082
Universal Robina Corp.	118,500	123,427
Poland - 1.1%		6,645,419
Alior Bank SA	6,637	154,162
Allegro.eu SA (A)(B)	24,827	183,723
Bank Handlowy w Warszawie SA	2,928	70,769
Bank Polska Kasa Opieki SA	27,225	1,076,672
Budimex SA	796	93,801
CD Projekt SA	2,696	140,364
Dino Polska SA (A)(B)	5,206	578,166
ING Bank Slaski SA	2,315	162,435
KGHM Polska Miedz SA	15,444	478,977
LPP SA	131	531,799
mBank SA (A)	894	138,863
ORLEN SA	74,679	990,710
PGE Polska Grupa Energetyczna SA (A)	106,436	171,730
Powszechna Kasa Oszczednosci Bank Polski SA	61,555	1,015,935
Powszechny Zaklad Ubezpieczen SA	48,877	602,728
Santander Bank Polska SA	2,036	254,585
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Russia - 0.0%		$0
Gazprom PJSC, ADR (A)(D)	4,562	0
LUKOIL PJSC, ADR (A)(D)	472	0
MMC Norilsk Nickel PJSC, ADR (A)(D)	780	0
Novatek PJSC, GDR (A)(D)	50	0
Sberbank of Russia PJSC, ADR (A)(D)	263,203	0
Saudi Arabia - 3.8%		23,158,372
ACWA Power Company	4,823	525,930
Al Rajhi Bank	147,967	3,905,600
Al Rajhi Company for Co-operative Insurance (A)	1,401	64,920
Alinma Bank	143,656	1,143,288
Almarai Company JSC	25,773	404,732
Arabian Internet & Communications Services Company	1,941	165,084
Astra Industrial Group	1,384	69,372
Bank AlBilad	41,512	441,605
Bank Al-Jazira (A)	49,961	250,957
Banque Saudi Fransi	129,362	553,911
Bupa Arabia for Cooperative Insurance Company	2,797	138,705
Dallah Healthcare Company	1,077	45,714
Dar Al Arkan Real Estate Development Company (A)	42,637	187,568
Dr Sulaiman Al Habib Medical Services Group Company	8,748	681,517
Elm Company	2,421	751,984
Etihad Etisalat Company	75,417	1,164,221
Jarir Marketing Company	61,869	211,470
Mouwasat Medical Services Company	9,925	243,713
Nahdi Medical Company	2,024	63,677
Power & Water Utility Company for Jubail & Yanbu	8,810	120,733
Riyad Bank	143,311	1,119,528
Riyadh Cables Group Company	2,050	77,503
SABIC Agri-Nutrients Company	25,342	777,010
Sahara International Petrochemical Company	58,480	363,288
SAL Saudi Logistics Services	980	71,592
Saudi Arabian Mining Company (A)	72,986	947,668
Saudi Aramco Base Oil Company	4,166	123,957
Saudi Awwal Bank	39,131	375,066
Saudi Basic Industries Corp.	68,458	1,222,888
Saudi Electricity Company	111,721	506,970
Saudi Industrial Investment Group	28,692	134,177
Saudi Kayan Petrochemical Company (A)	120,675	219,427
Saudi Research & Media Group (A)	2,888	204,663
Saudi Tadawul Group Holding Company	2,592	145,540
Saudi Telecom Company	210,071	2,436,369
The Company for Cooperative Insurance	6,104	247,369
The Saudi Investment Bank	62,232	250,541
The Saudi National Bank	251,407	2,292,404
The Savola Group (A)	14,588	151,687
Yanbu National Petrochemical Company	35,609	356,024
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Singapore - 0.7%		$4,076,166
BOC Aviation, Ltd. (B)	9,900	74,267
Trip.com Group, Ltd. (A)	56,900	4,001,899
South Africa - 3.3%		20,153,079
Absa Group, Ltd.	89,853	893,525
Anglo American Platinum, Ltd. (C)	3,424	120,486
Aspen Pharmacare Holdings, Ltd.	45,189	432,043
Bid Corp., Ltd.	35,514	906,396
Capitec Bank Holdings, Ltd.	9,618	1,531,369
Clicks Group, Ltd. (C)	29,157	561,588
Discovery, Ltd.	76,002	736,816
Exxaro Resources, Ltd.	27,746	260,548
FirstRand, Ltd.	527,683	2,154,541
Gold Fields, Ltd.	94,697	1,639,978
Harmony Gold Mining Company, Ltd.	37,555	431,249
Impala Platinum Holdings, Ltd. (A)	124,472	684,363
Investec, Ltd.	19,808	126,211
Kumba Iron Ore, Ltd.	5,808	120,898
Mr. Price Group, Ltd.	10,676	142,756
MTN Group, Ltd.	98,904	609,158
Naspers, Ltd., N Shares	12,571	2,658,029
Nedbank Group, Ltd.	72,651	1,067,507
Old Mutual, Ltd.	224,896	148,766
OUTsurance Group, Ltd.	53,173	179,512
Pepkor Holdings, Ltd. (B)	114,737	158,678
Sanlam, Ltd.	142,066	619,475
Sasol, Ltd.	63,886	295,990
Shoprite Holdings, Ltd.	53,271	815,614
Standard Bank Group, Ltd.	142,633	1,664,765
The Bidvest Group, Ltd.	34,923	477,044
Vodacom Group, Ltd.	69,470	408,820
Woolworths Holdings, Ltd.	98,299	306,954
South Korea - 11.0%		66,227,263
Alteogen, Inc. (A)	1,315	336,216
AMOREPACIFIC Corp. (A)	2,272	202,807
Celltrion, Inc.	10,446	1,291,911
CJ CheilJedang Corp.	1,652	275,144
CosmoAM&T Company, Ltd. (A)	1,848	67,154
Coway Company, Ltd. (A)	8,762	466,141
DB Insurance Company, Ltd.	8,284	553,597
Doosan Bobcat, Inc.	6,029	199,376
Doosan Enerbility Company, Ltd. (A)	34,029	559,734
Ecopro BM Company, Ltd. (A)	3,996	360,273
Ecopro Company, Ltd. (A)	6,560	275,403
Ecopro Materials Company, Ltd. (A)	283	13,829
Enchem Company, Ltd. (A)	388	34,714
GS Holdings Corp. (A)	11,918	315,790
Hana Financial Group, Inc.	44,665	1,859,761
Hanjin Kal Corp. (A)	633	36,638
Hankook Tire & Technology Company, Ltd. (A)	13,666	385,150
Hanmi Pharm Company, Ltd.	632	106,131
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Hanmi Semiconductor Company, Ltd.	2,618	$203,963
Hanwha Aerospace Company, Ltd. (A)	2,658	731,727
Hanwha Ocean Company, Ltd. (A)	5,494	216,281
Hanwha Vision Company, Ltd. (A)	2,587	57,420
HD Hyundai Company, Ltd.	6,678	381,928
HD Hyundai Electric Company, Ltd.	1,430	403,510
HD Hyundai Heavy Industries Company, Ltd. (A)	979	209,545
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,194	669,655
HLB, Inc. (A)	6,459	357,401
HMM Company, Ltd. (A)	31,239	409,353
HYBE Company, Ltd. (A)	995	154,078
Hyundai Autoever Corp.	269	26,474
Hyundai Engineering & Construction Company, Ltd.	12,134	259,298
Hyundai Glovis Company, Ltd.	8,436	867,404
Hyundai Mobis Company, Ltd.	6,797	1,232,629
Hyundai Motor Company	17,715	2,511,555
Hyundai Rotem Company, Ltd. (A)	2,971	121,048
Hyundai Steel Company	10,298	164,073
Industrial Bank of Korea	52,410	560,170
Kakao Corp.	18,894	498,682
KakaoBank Corp. (A)	12,768	186,292
Kangwon Land, Inc. (A)	9,303	107,436
KB Financial Group, Inc.	37,074	2,339,770
Kia Corp.	33,387	2,343,754
Korea Aerospace Industries, Ltd. (A)	5,548	203,516
Korea Electric Power Corp. (A)	42,442	614,869
Korea Gas Corp. (A)	1,725	40,602
Korea Investment Holdings Company, Ltd. (A)	6,681	365,547
Korea Zinc Company, Ltd.	1,304	739,502
Korean Air Lines Company, Ltd. (A)	32,151	548,758
Krafton, Inc. (A)	2,166	542,618
KT&G Corp.	8,801	669,918
Kumho Petrochemical Company, Ltd. (A)	2,586	187,765
L&F Company, Ltd. (A)	1,365	82,764
LG Chem, Ltd. (A)	3,002	490,692
LG Corp. (A)	16,725	862,149
LG Display Company, Ltd. (A)	47,197	300,463
LG Electronics, Inc.	20,981	1,215,829
LG Energy Solution, Ltd. (A)	1,747	423,224
LG H&H Company, Ltd. (A)	839	177,270
LG Innotek Company, Ltd.	1,693	173,262
LG Uplus Corp.	60,709	419,490
Lotte Chemical Corp.	2,901	113,405
LS Electric Company, Ltd. (A)	607	96,502
Macquarie Korea Infrastructure Fund	31,234	225,710
Meritz Financial Group, Inc. (A)	10,151	797,828
Mirae Asset Securities Company, Ltd.	36,567	212,154
NAVER Corp. (A)	8,098	1,206,619
NCSoft Corp. (A)	1,405	166,995
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
Netmarble Corp. (A)(B)	2,791	$85,094
NH Investment & Securities Company, Ltd.	3,038	30,192
Orion Corp. (A)	2,580	180,050
Posco DX Company, Ltd.	1,813	23,520
POSCO Future M Company, Ltd.	1,990	195,576
POSCO Holdings, Inc.	6,742	1,208,734
Posco International Corp.	4,525	130,954
Samsung Biologics Company, Ltd. (A)(B)	1,090	810,936
Samsung C&T Corp.	8,603	709,910
Samsung Card Company, Ltd.	3,819	110,391
Samsung E&A Company, Ltd.	13,666	169,391
Samsung Electro-Mechanics Company, Ltd.	6,705	618,817
Samsung Electronics Company, Ltd.	415,239	14,974,896
Samsung Fire & Marine Insurance Company, Ltd.	6,057	1,590,327
Samsung Heavy Industries Company, Ltd. (A)	60,696	543,465
Samsung Life Insurance Company, Ltd.	11,516	706,177
Samsung SDI Company, Ltd.	3,121	476,849
Samsung SDS Company, Ltd.	3,509	291,491
Shinhan Financial Group Company, Ltd.	49,113	1,727,236
SK Biopharmaceuticals Company, Ltd. (A)	1,834	137,708
SK Bioscience Company, Ltd. (A)	1,274	42,964
SK Hynix, Inc.	32,388	4,440,254
SK Innovation Company, Ltd. (A)	6,270	550,189
SK Telecom Company, Ltd.	19,562	745,860
SK, Inc.	4,304	438,694
SKC Company, Ltd. (A)	978	105,608
S-Oil Corp.	7,241	303,992
Woori Financial Group, Inc.	117,685	1,304,011
Yuhan Corp. (A)	3,849	343,311
Taiwan - 19.3%		116,618,389
Accton Technology Corp.	69,000	1,608,623
Acer, Inc.	233,000	264,837
Advantech Company, Ltd.	49,981	578,795
Airtac International Group	14,743	392,360
Alchip Technologies, Ltd.	4,000	382,547
ASE Technology Holding Company, Ltd.	371,000	2,006,447
Asia Cement Corp.	411,000	516,136
Asia Vital Components Company, Ltd.	23,000	406,899
ASMedia Technology, Inc.	3,000	189,746
ASPEED Technology, Inc.	3,000	325,409
Asustek Computer, Inc.	107,000	1,984,509
AUO Corp. (A)	1,125,600	486,655
Catcher Technology Company, Ltd.	113,000	687,088
Cathay Financial Holding Company, Ltd.	1,033,513	2,109,468
Chailease Holding Company, Ltd.	188,226	664,266
Chang Hwa Commercial Bank, Ltd.	1,087,994	603,370
Cheng Shin Rubber Industry Company, Ltd.	332,000	503,660
Chicony Electronics Company, Ltd.	45,000	210,370
China Airlines, Ltd.	518,000	411,513
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
China Steel Corp.	1,355,000	$834,247
Chroma ATE, Inc.	28,000	324,676
Chunghwa Telecom Company, Ltd.	329,000	1,251,543
Compal Electronics, Inc.	666,000	745,811
CTBC Financial Holding Company, Ltd.	2,099,000	2,507,666
Delta Electronics, Inc.	128,000	1,711,073
E Ink Holdings, Inc.	79,000	677,081
E.Sun Financial Holding Company, Ltd.	1,759,184	1,494,296
Eclat Textile Company, Ltd.	22,000	356,270
Elite Material Company, Ltd.	23,000	431,496
eMemory Technology, Inc.	6,266	647,124
Eva Airways Corp.	467,000	680,637
Evergreen Marine Corp. Taiwan, Ltd.	164,000	1,024,749
Far Eastern New Century Corp.	620,000	593,895
Far EasTone Telecommunications Company, Ltd.	225,000	605,674
Feng TAY Enterprise Company, Ltd.	98,601	397,682
First Financial Holding Company, Ltd.	1,831,003	1,552,503
Formosa Chemicals & Fibre Corp.	445,000	382,073
Formosa Petrochemical Corp.	189,000	211,649
Formosa Plastics Corp.	458,000	507,287
Fortune Electric Company, Ltd.	14,800	256,857
Fubon Financial Holding Company, Ltd.	891,171	2,526,909
Giant Manufacturing Company, Ltd.	18,797	84,141
Gigabyte Technology Company, Ltd.	34,000	263,352
Global Unichip Corp.	8,000	322,660
Globalwafers Company, Ltd.	39,000	407,541
Gold Circuit Electronics, Ltd.	25,000	170,343
Hon Hai Precision Industry Company, Ltd.	966,800	5,317,282
Hotai Motor Company, Ltd.	34,820	650,056
Hua Nan Financial Holdings Company, Ltd.	1,682,908	1,439,789
Innolux Corp. (A)	1,095,055	470,103
International Games System Company, Ltd.	17,000	491,384
Inventec Corp.	471,000	709,493
Jentech Precision Industrial Company, Ltd.	3,000	126,956
KGI Financial Holding Company, Ltd.	2,872,159	1,518,221
King Slide Works Company, Ltd.	4,000	185,774
King Yuan Electronics Company, Ltd.	94,000	325,990
Largan Precision Company, Ltd.	11,000	924,285
Lien Hwa Industrial Holdings Corp.	73,120	110,815
Lite-On Technology Corp.	350,000	1,165,669
Lotes Company, Ltd.	9,000	516,989
MediaTek, Inc.	137,537	6,156,554
Mega Financial Holding Company, Ltd.	1,266,288	1,497,352
Micro-Star International Company, Ltd.	109,000	604,482
momo.com, Inc.	10,302	110,959
Nan Ya Plastics Corp.	600,000	593,070
Nan Ya Printed Circuit Board Corp.	35,000	145,441
Nanya Technology Corp. (A)	189,000	173,824
Nien Made Enterprise Company, Ltd.	18,000	239,520
Novatek Microelectronics Corp.	101,850	1,630,695
Pegatron Corp.	332,000	980,946
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
PharmaEssentia Corp. (A)	14,307	$300,321
Phison Electronics Corp.	16,000	231,239
Pou Chen Corp.	400,000	447,934
Powertech Technology, Inc.	59,000	210,920
President Chain Store Corp.	89,000	707,040
Quanta Computer, Inc.	184,000	1,515,155
Realtek Semiconductor Corp.	50,000	828,037
Ruentex Development Company, Ltd.	166,250	214,873
Shihlin Electric & Engineering Corp.	13,000	74,080
Shin Kong Financial Holding Company, Ltd. (A)	2,794,696	1,050,317
Sino-American Silicon Products, Inc.	91,000	326,708
SinoPac Financial Holdings Company, Ltd.	2,073,662	1,438,283
Synnex Technology International Corp.	121,000	263,236
Taishin Financial Holding Company, Ltd.	2,116,039	1,128,235
Taiwan Business Bank	659,288	303,174
Taiwan Cooperative Financial Holding Company, Ltd.	1,186,720	884,746
Taiwan High Speed Rail Corp.	348,000	290,815
Taiwan Mobile Company, Ltd.	298,000	1,001,589
Taiwan Semiconductor Manufacturing Company, Ltd.	866,000	30,032,686
Tatung Company, Ltd. (A)	119,000	159,076
TCC Group Holdings Company, Ltd.	915,117	890,567
Teco Electric & Machinery Company, Ltd.	109,000	178,514
The Shanghai Commercial & Savings Bank, Ltd.	495,265	640,116
Tripod Technology Corp.	40,000	240,161
Unimicron Technology Corp.	203,000	862,167
Uni-President Enterprises Corp.	508,000	1,216,915
United Microelectronics Corp.	1,247,000	1,531,698
Vanguard International Semiconductor Corp.	163,643	473,509
Voltronic Power Technology Corp.	7,000	407,449
Walsin Lihwa Corp.	276,000	206,612
Wan Hai Lines, Ltd.	139,950	325,415
Winbond Electronics Corp. (A)	335,709	147,196
Wistron Corp.	263,000	883,953
Wiwynn Corp.	19,064	1,304,796
WPG Holdings, Ltd.	106,000	229,956
WT Microelectronics Company, Ltd.	34,000	117,911
Yageo Corp.	63,471	1,041,430
Yang Ming Marine Transport Corp.	278,000	575,911
Yuanta Financial Holding Company, Ltd.	2,085,553	2,204,844
Zhen Ding Technology Holding, Ltd.	94,000	343,223
Thailand - 1.7%		10,487,594
Advanced Info Service PCL, NVDR	111,700	942,028
Airports of Thailand PCL, NVDR	252,800	414,765
Asset World Corp. PCL, NVDR	538,400	50,522
Bangkok Bank PCL, NVDR	59,300	271,186
Bangkok Dusit Medical Services PCL, NVDR	358,000	249,829
Bangkok Expressway & Metro PCL, NVDR	651,400	130,570
Bank of Ayudhya PCL, NVDR	168,900	119,371
Berli Jucker PCL, NVDR	140,000	92,710
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
Bumrungrad Hospital PCL, NVDR	40,600	$217,016
Central Pattana PCL, NVDR	141,200	222,230
Central Retail Corp. PCL, NVDR	341,000	336,696
Charoen Pokphand Foods PCL, NVDR	508,800	332,401
CP ALL PCL, NVDR	252,900	390,521
Delta Electronics Thailand PCL, NVDR	327,900	1,226,886
Global Power Synergy PCL, NVDR	92,486	84,453
Gulf Energy Development PCL, NVDR	315,540	541,127
Home Product Center PCL, NVDR	444,500	115,497
Indorama Ventures PCL, NVDR	249,100	170,135
Intouch Holdings PCL, NVDR	63,100	182,226
Kasikornbank PCL, NVDR	59,600	284,062
Krung Thai Bank PCL, NVDR	366,100	248,959
Krungthai Card PCL, NVDR	117,100	176,476
Minor International PCL, NVDR	318,629	227,085
Muangthai Capital PCL, NVDR	83,300	108,222
PTT Exploration & Production PCL, NVDR	247,100	935,568
PTT Global Chemical PCL, NVDR	176,200	112,496
PTT Oil & Retail Business PCL, NVDR	279,600	96,314
PTT PCL, NVDR	906,100	847,577
SCB X PCL, NVDR	85,600	317,743
SCG Packaging PCL, NVDR	54,900	26,900
Thai Beverage PCL	917,700	362,259
Thai Oil PCL, NVDR	119,361	92,157
The Siam Cement PCL, NVDR	27,800	127,133
TMBThanachart Bank PCL, NVDR	2,446,385	143,841
True Corp. PCL, NVDR (A)	836,500	290,633
Turkey - 0.7%		4,421,982
Akbank TAS	331,981	600,462
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,004	13,523
Arcelik AS (A)	5,220	18,490
Aselsan Elektronik Sanayi Ve Ticaret AS	67,106	166,015
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	11,105	36,424
BIM Birlesik Magazalar AS	26,089	400,205
Coca-Cola Icecek AS	45,510	72,414
Enka Insaat ve Sanayi AS	159,016	215,989
Eregli Demir ve Celik Fabrikalari TAS	243,039	152,111
Ford Otomotiv Sanayi AS	7,150	185,361
KOC Holding AS	129,568	613,618
Koza Altin Isletmeleri AS (A)	31,717	19,975
Oyak Cimento Fabrikalari AS (A)	22,781	15,414
Pegasus Hava Tasimaciligi AS (A)	13,858	90,637
Tofas Turk Otomobil Fabrikasi AS	3,806	23,619
Turk Hava Yollari AO (A)	44,020	389,199
Turk Traktor ve Ziraat Makineleri AS	1,045	19,965
Turkcell Iletisim Hizmetleri AS	122,514	369,380
Turkiye Is Bankasi AS, Class C	967,515	382,106
Turkiye Petrol Rafinerileri AS	82,087	323,275
Turkiye Sise ve Cam Fabrikalari AS	61,761	65,492
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Yapi ve Kredi Bankasi AS	289,806	$248,308
United Kingdom - 0.1%		372,751
Anglogold Ashanti PLC	12,309	372,751
United States - 0.1%		844,284

BeiGene, Ltd. (A)	47,600	844,284

PREFERRED SECURITIES - 1.4%		$8,396,994
(Cost $9,572,008)
Brazil - 1.3%		8,016,604
Banco Bradesco SA	459,347	950,698
Centrais Eletricas Brasileiras SA, B Shares	29,360	199,536
Cia Energetica de Minas Gerais	205,726	385,989
Cia Paranaense de Energia, B Shares	146,700	243,600
Gerdau SA	211,996	624,937
Itau Unibanco Holding SA	268,950	1,556,655
Petroleo Brasileiro SA	623,500	4,022,891
Raizen SA	99,300	32,298
Chile - 0.1%		380,390

Sociedad Quimica y Minera de Chile SA, B Shares	9,638	380,390

RIGHTS - 0.0%		$237
(Cost $0)
Equatorial Energia SA (Expiration Date: 2-13-25) (A)(E)	292	237

SHORT-TERM INVESTMENTS - 0.6%		$3,601,514
(Cost $3,601,556)
Short-term funds - 0.6%		3,601,514
John Hancock Collateral Trust, 4.2301% (F)(G)	220,621	2,206,965

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.3169% (F)	1,394,549	1,394,549
Total investments (Multifactor Emerging Markets ETF) (Cost $511,544,738) - 101.2%		$612,064,323
Other assets and liabilities, net - (1.2%)		(7,105,368)
Total net assets - 100.0%		$604,958,955

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $6,602,072. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,841,457 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

(F)	The rate shown is the annualized seven-day yield as of 1-31-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of total investments on 1-31-25:
Financials	25.0%
Information technology	19.7%
Consumer discretionary	13.0%
Communication services	8.7%
Materials	7.5%
Industrials	6.8%
Energy	5.8%
Consumer staples	5.5%
Health care	3.2%
Utilities	3.2%
Real estate	1.0%
Short-term investments	0.6%
TOTAL	100.0%
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	9	Long	Mar 2025	$2,725,159	$2,730,263	$5,104
						$5,104
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
MULTIFACTOR LARGE CAP ETF

As of 1-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$980,594,362
(Cost $708,015,299)
Communication services – 7.8%		76,414,775
Diversified telecommunication services – 0.6%
AT&T, Inc.	111,347	2,642,264
GCI Liberty, Inc. (A)(B)	3,760	0
Verizon Communications, Inc.	80,035	3,152,579
Entertainment – 1.2%
Electronic Arts, Inc.	8,675	1,066,244
Endeavor Group Holdings, Inc., Class A (C)	3,001	91,771
Live Nation Entertainment, Inc. (B)	4,343	628,345
Netflix, Inc. (B)	4,233	4,134,625
ROBLOX Corp., Class A (B)	2,973	211,291
Roku, Inc. (B)	2,742	226,928
Spotify Technology SA (B)	1,572	862,321
Take-Two Interactive Software, Inc. (B)	5,185	961,869
The Walt Disney Company	22,509	2,544,868
TKO Group Holdings, Inc. (B)	736	114,235
Warner Brothers Discovery, Inc. (B)	63,053	658,273
Warner Music Group Corp., Class A	3,522	112,000
Interactive media and services – 5.0%
Alphabet, Inc., Class A	104,624	21,345,388
Alphabet, Inc., Class C	27,203	5,592,937
Match Group, Inc.	6,388	228,052
Meta Platforms, Inc., Class A	30,225	20,830,466
Pinterest, Inc., Class A (B)	10,889	358,901
Snap, Inc., Class A (B)	17,280	195,091
Media – 0.8%
Charter Communications, Inc., Class A (B)	1,832	632,938
Comcast Corp., Class A	81,194	2,732,990
Fox Corp., Class A	11,770	602,389
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value

Media (continued)
Fox Corp., Class B	4,430	$215,298
Liberty Broadband Corp., Series A (B)	308	23,417
Liberty Broadband Corp., Series C (B)	6,374	488,631
News Corp., Class A	13,639	383,529
News Corp., Class B (C)	3,837	121,441
Omnicom Group, Inc.	11,095	962,935
Paramount Global, Class A	239	5,452
Paramount Global, Class B	15,999	174,069
Sirius XM Holdings, Inc. (C)	2,134	51,237
The Interpublic Group of Companies, Inc.	21,695	621,996
The New York Times Company, Class A	2,097	113,867
The Trade Desk, Inc., Class A (B)	9,511	1,128,765
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	9,432	2,197,373
Consumer discretionary – 10.7%		104,790,292
Automobile components – 0.1%
Aptiv PLC (B)	8,590	536,188
Autoliv, Inc.	3,839	371,078
BorgWarner, Inc.	9,555	304,805
Gentex Corp.	9,430	244,426
Automobiles – 1.1%
Ford Motor Company	76,902	775,172
General Motors Company	26,280	1,299,809
Rivian Automotive, Inc., Class A (B)(C)	6,299	79,115
Tesla, Inc. (B)	21,501	8,699,305
Broadline retail – 3.2%
Amazon.com, Inc. (B)	124,040	29,481,827
Coupang, Inc. (B)	4,989	117,291
eBay, Inc.	25,260	1,704,545

20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Distributors – 0.2%
Genuine Parts Company	7,141	$830,141
LKQ Corp.	10,238	382,799
Pool Corp.	1,352	465,426
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (B)	385	47,201
Duolingo, Inc. (B)	281	102,281
H&R Block, Inc.	941	52,047
Service Corp. International	8,197	640,350
Hotels, restaurants and leisure – 2.3%
Airbnb, Inc., Class A (B)	2,032	266,537
Aramark	10,868	422,874
Booking Holdings, Inc.	477	2,259,816
Carnival Corp. (B)	29,003	802,513
Cava Group, Inc. (B)	237	32,007
Chipotle Mexican Grill, Inc. (B)	31,747	1,852,437
Churchill Downs, Inc.	2,222	274,595
Darden Restaurants, Inc.	6,156	1,201,897
Domino’s Pizza, Inc.	1,189	534,004
DoorDash, Inc., Class A (B)	4,608	870,129
DraftKings, Inc., Class A (B)	7,936	332,915
Expedia Group, Inc. (B)	5,322	909,796
Hilton Worldwide Holdings, Inc.	5,181	1,326,699
Hyatt Hotels Corp., Class A	1,485	234,972
Las Vegas Sands Corp.	7,595	348,079
Light & Wonder, Inc. (B)	2,320	203,951
Marriott International, Inc., Class A	4,773	1,386,986
McDonald’s Corp.	9,599	2,771,231
Royal Caribbean Cruises, Ltd.	10,919	2,911,005
Starbucks Corp.	15,800	1,701,344
Texas Roadhouse, Inc.	1,999	362,019
Wingstop, Inc.	323	96,222
Wynn Resorts, Ltd.	3,001	260,637
Yum! Brands, Inc.	7,868	1,026,774
Household durables – 0.7%
D.R. Horton, Inc.	9,449	1,340,813
Garmin, Ltd.	5,645	1,218,473
Lennar Corp., A Shares	6,350	833,374
Lennar Corp., B Shares	397	49,939
Mohawk Industries, Inc. (B)	353	43,172
NVR, Inc. (B)	189	1,515,058
PulteGroup, Inc.	11,186	1,272,743
SharkNinja, Inc. (B)	780	87,212
Tempur Sealy International, Inc.	3,790	239,301
Toll Brothers, Inc.	2,573	349,439
TopBuild Corp. (B)	795	272,431
Leisure products – 0.0%
Hasbro, Inc.	6,066	350,857
Specialty retail – 2.4%
AutoZone, Inc. (B)	363	1,216,126
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Best Buy Company, Inc.	14,111	$1,211,570
Burlington Stores, Inc. (B)	2,297	652,187
CarMax, Inc. (B)	7,440	637,162
Carvana Company (B)	1,800	445,464
Chewy, Inc., Class A (B)	1,308	50,986
Dick’s Sporting Goods, Inc.	3,139	753,517
Floor & Decor Holdings, Inc., Class A (B)	3,613	361,661
GameStop Corp., Class A (B)	2,712	72,953
Lithia Motors, Inc.	1,098	412,958
Lowe’s Companies, Inc.	8,058	2,095,402
Murphy USA, Inc.	329	165,457
O’Reilly Automotive, Inc. (B)	1,233	1,596,020
Penske Automotive Group, Inc.	567	93,912
Ross Stores, Inc.	9,603	1,445,828
The Gap, Inc.	2,689	64,724
The Home Depot, Inc.	12,437	5,123,795
The TJX Companies, Inc.	19,766	2,466,599
Tractor Supply Company	29,679	1,613,350
Ulta Beauty, Inc. (B)	2,644	1,089,725
Williams-Sonoma, Inc.	7,510	1,587,389
Textiles, apparel and luxury goods – 0.6%
Birkenstock Holding PLC (B)	310	18,333
Crocs, Inc. (B)	737	75,226
Deckers Outdoor Corp. (B)	6,935	1,229,992
Lululemon Athletica, Inc. (B)	3,141	1,301,002
NIKE, Inc., Class B	18,672	1,435,877
Ralph Lauren Corp.	1,356	338,593
Skechers USA, Inc., Class A (B)	3,456	260,375
Tapestry, Inc.	12,038	878,052
Consumer staples – 5.5%		54,053,891
Beverages – 0.9%
Brown-Forman Corp., Class A	1,673	55,744
Brown-Forman Corp., Class B	8,032	265,136
Celsius Holdings, Inc. (B)	2,269	56,680
Coca-Cola Consolidated, Inc.	107	146,335
Constellation Brands, Inc., Class A	4,814	870,371
Keurig Dr. Pepper, Inc.	14,008	449,657
Molson Coors Beverage Company, Class B	6,925	379,144
Monster Beverage Corp. (B)	15,526	756,271
PepsiCo, Inc.	19,651	2,961,209
The Coca-Cola Company	52,861	3,355,616
Consumer staples distribution and retail – 2.2%
Albertsons Companies, Inc., Class A	11,328	227,126
BJ’s Wholesale Club Holdings, Inc. (B)	4,464	442,159
Casey’s General Stores, Inc.	1,094	461,416
Costco Wholesale Corp.	5,227	5,121,833
Dollar General Corp.	6,495	461,535
Dollar Tree, Inc. (B)	9,626	706,067
Maplebear, Inc. (B)	885	42,728
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Consumer staples distribution and retail (continued)
Performance Food Group Company (B)	4,732	$427,347
Sprouts Farmers Market, Inc. (B)	631	99,913
Sysco Corp.	16,142	1,177,075
Target Corp.	12,028	1,658,781
The Kroger Company	42,256	2,604,660
U.S. Foods Holding Corp. (B)	8,916	632,412
Walgreens Boots Alliance, Inc.	19,786	203,400
Walmart, Inc.	74,400	7,303,104
Food products – 0.9%
Archer-Daniels-Midland Company	14,381	736,739
Bunge Global SA	6,172	469,874
Conagra Brands, Inc.	18,288	473,476
General Mills, Inc.	18,085	1,087,632
Hormel Foods Corp.	9,744	292,125
Ingredion, Inc.	1,024	139,715
Kellanova	11,091	906,467
Lamb Weston Holdings, Inc.	5,462	327,392
McCormick & Company, Inc.	10,000	772,300
Mondelez International, Inc., Class A	23,623	1,369,898
Pilgrim’s Pride Corp. (B)	499	23,223
The Campbell’s Company	9,021	349,744
The Hershey Company	3,519	525,211
The J.M. Smucker Company	4,031	430,874
The Kraft Heinz Company	19,799	590,802
Tyson Foods, Inc., Class A	10,396	587,270
Household products – 1.0%
Church & Dwight Company, Inc.	8,910	940,183
Colgate-Palmolive Company	14,166	1,228,192
Kimberly-Clark Corp.	7,325	952,030
The Clorox Company	5,376	853,064
The Procter & Gamble Company	33,962	5,637,352
Personal care products – 0.1%
Coty, Inc., Class A (B)	7,614	55,811
e.l.f. Beauty, Inc. (B)(C)	716	71,536
Kenvue, Inc.	29,233	622,371
The Estee Lauder Companies, Inc., Class A	2,923	243,866
Tobacco – 0.4%
Altria Group, Inc.	25,341	1,323,560
Philip Morris International, Inc.	16,724	2,177,465
Energy – 3.7%		36,542,931
Energy equipment and services – 0.3%
Baker Hughes Company	26,556	1,226,356
Halliburton Company	26,279	683,780
Schlumberger, Ltd.	17,029	685,928
TechnipFMC PLC	6,858	206,083
Oil, gas and consumable fuels – 3.4%
Antero Resources Corp. (B)	4,662	173,986
APA Corp.	6,604	144,826
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy, Inc.	6,994	$1,564,208
Chevron Corp.	24,590	3,668,582
ConocoPhillips	29,547	2,920,130
Coterra Energy, Inc.	28,897	801,025
Devon Energy Corp.	13,566	462,601
Diamondback Energy, Inc.	8,174	1,343,479
EOG Resources, Inc.	15,099	1,899,303
EQT Corp.	10,919	558,179
Expand Energy Corp.	4,496	456,794
Exxon Mobil Corp.	58,627	6,263,122
Hess Corp.	7,530	1,046,896
HF Sinclair Corp.	4,533	163,551
Kinder Morgan, Inc.	64,606	1,775,373
Marathon Petroleum Corp.	9,174	1,336,744
Occidental Petroleum Corp.	17,277	805,972
ONEOK, Inc.	11,633	1,130,379
Ovintiv, Inc.	8,827	372,676
Permian Resources Corp.	4,018	58,864
Phillips 66	8,937	1,053,404
Range Resources Corp.	4,112	152,308
Targa Resources Corp.	6,794	1,337,059
Texas Pacific Land Corp.	512	664,151
The Williams Companies, Inc.	25,432	1,409,696
Valero Energy Corp.	16,372	2,177,476
Financials – 16.5%		161,540,778
Banks – 3.9%
Bank of America Corp.	98,789	4,573,931
Citigroup, Inc.	33,899	2,760,396
Citizens Financial Group, Inc.	19,495	927,377
Commerce Bancshares, Inc.	904	60,387
East West Bancorp, Inc.	6,143	632,545
Fifth Third Bancorp	34,415	1,524,929
First Citizens BancShares, Inc., Class A	477	1,051,637
First Horizon Corp.	16,760	366,876
Huntington Bancshares, Inc.	57,672	991,958
JPMorgan Chase & Co.	43,872	11,726,986
KeyCorp	43,943	790,095
M&T Bank Corp.	6,592	1,326,574
Regions Financial Corp.	51,959	1,280,270
The PNC Financial Services Group, Inc.	8,446	1,697,224
Truist Financial Corp.	36,230	1,725,273
U.S. Bancorp	31,648	1,512,141
Webster Financial Corp.	5,178	311,923
Wells Fargo & Company	65,820	5,186,616
Western Alliance Bancorp	857	75,305
Capital markets – 4.2%
Ameriprise Financial, Inc.	5,395	2,931,427
Ares Management Corp., Class A	4,648	921,327
BlackRock, Inc.	1,622	1,744,461
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Cboe Global Markets, Inc.	2,371	$484,466
CME Group, Inc.	5,020	1,187,330
Coinbase Global, Inc., Class A (B)	2,414	703,271
Evercore, Inc., Class A	225	65,536
FactSet Research Systems, Inc.	1,435	680,778
Franklin Resources, Inc.	11,886	264,345
Hamilton Lane, Inc., Class A	122	19,420
Houlihan Lokey, Inc.	1,045	189,897
Interactive Brokers Group, Inc., Class A	1,864	405,308
Intercontinental Exchange, Inc.	10,108	1,615,562
Jefferies Financial Group, Inc.	4,869	374,377
KKR & Company, Inc.	9,710	1,622,250
LPL Financial Holdings, Inc.	3,046	1,117,547
MarketAxess Holdings, Inc.	1,231	271,596
Moody’s Corp.	3,617	1,806,474
Morgan Stanley	25,099	3,474,455
Morningstar, Inc.	809	265,870
MSCI, Inc.	1,848	1,102,831
Nasdaq, Inc.	14,114	1,162,147
Northern Trust Corp.	9,047	1,015,888
Raymond James Financial, Inc.	8,195	1,380,694
Robinhood Markets, Inc., Class A (B)	13,876	720,858
S&P Global, Inc.	4,549	2,371,894
SEI Investments Company	6,094	527,619
State Street Corp.	13,294	1,350,936
Stifel Financial Corp.	2,397	277,692
T. Rowe Price Group, Inc.	8,551	999,783
The Bank of New York Mellon Corp.	28,183	2,421,765
The Blackstone Group, Inc.	7,707	1,364,987
The Carlyle Group, Inc.	5,370	301,579
The Charles Schwab Corp.	21,733	1,797,754
The Goldman Sachs Group, Inc.	5,749	3,681,660
Tradeweb Markets, Inc., Class A	2,489	315,854
Consumer finance – 1.1%
Ally Financial, Inc.	20,729	807,809
American Express Company	10,429	3,310,686
Capital One Financial Corp.	12,035	2,451,650
Discover Financial Services	13,833	2,781,678
SoFi Technologies, Inc. (B)(C)	6,819	107,604
Synchrony Financial	25,410	1,752,782
Financial services – 3.7%
Affirm Holdings, Inc. (B)	2,243	136,980
Apollo Global Management, Inc.	9,676	1,654,402
Berkshire Hathaway, Inc., Class B (B)	21,672	10,157,016
Block, Inc. (B)	8,841	802,940
Corebridge Financial, Inc.	7,286	245,975
Corpay, Inc. (B)	3,233	1,230,124
Equitable Holdings, Inc.	16,960	922,963
Fidelity National Information Services, Inc.	13,121	1,068,968
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Financial services (continued)
Fiserv, Inc. (B)	10,846	$2,343,170
Global Payments, Inc.	8,357	943,087
Jack Henry & Associates, Inc.	2,876	500,683
Mastercard, Inc., Class A	11,928	6,625,169
PayPal Holdings, Inc. (B)	14,710	1,303,012
Rocket Companies, Inc., Class A (B)	1,145	14,427
Toast, Inc., Class A (B)	5,152	210,820
UWM Holdings Corp.	6	36
Visa, Inc., Class A	22,274	7,613,253
WEX, Inc. (B)	1,575	289,627
Insurance – 3.6%
Aflac, Inc.	14,264	1,531,668
American Financial Group, Inc.	3,158	431,256
American International Group, Inc.	24,745	1,822,717
Aon PLC, Class A	4,091	1,517,025
Arch Capital Group, Ltd.	14,851	1,382,183
Arthur J. Gallagher & Company	6,227	1,879,433
Assurant, Inc.	1,835	394,874
Brown & Brown, Inc.	8,772	918,078
Chubb, Ltd.	6,220	1,691,094
Cincinnati Financial Corp.	6,371	873,146
CNA Financial Corp.	1,167	57,253
Erie Indemnity Company, Class A	863	347,746
Everest Group, Ltd.	1,694	588,682
Fidelity National Financial, Inc.	12,735	740,795
Globe Life, Inc.	4,593	560,759
Kinsale Capital Group, Inc.	454	200,641
Loews Corp.	11,348	969,687
Markel Group, Inc. (B)	520	950,966
Marsh & McLennan Companies, Inc.	8,036	1,742,848
MetLife, Inc.	13,235	1,144,960
Old Republic International Corp.	9,379	343,084
Primerica, Inc.	940	272,760
Principal Financial Group, Inc.	13,140	1,083,393
Prudential Financial, Inc.	16,211	1,957,640
Reinsurance Group of America, Inc.	2,777	632,767
RenaissanceRe Holdings, Ltd.	1,429	332,357
The Allstate Corp.	8,892	1,710,198
The Hartford Financial Services Group, Inc.	19,441	2,168,644
The Progressive Corp.	7,568	1,865,058
The Travelers Companies, Inc.	7,807	1,914,120
Unum Group	6,113	466,116
W.R. Berkley Corp.	14,016	824,561
Willis Towers Watson PLC	4,513	1,487,327
Health care – 10.5%		103,250,401
Biotechnology – 1.7%
AbbVie, Inc.	22,122	4,068,236
Alnylam Pharmaceuticals, Inc. (B)	2,381	645,989
Amgen, Inc.	9,329	2,662,683
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Biogen, Inc. (B)	4,999	$719,506
BioMarin Pharmaceutical, Inc. (B)	5,944	376,612
Exact Sciences Corp. (B)	3,580	200,659
Gilead Sciences, Inc.	25,390	2,467,908
Halozyme Therapeutics, Inc. (B)	1,041	58,962
Incyte Corp. (B)	4,817	357,229
Insmed, Inc. (B)	626	47,939
Moderna, Inc. (B)	5,251	206,994
Natera, Inc. (B)	1,100	194,612
Neurocrine Biosciences, Inc. (B)	2,619	397,617
Regeneron Pharmaceuticals, Inc. (B)	1,728	1,162,909
Roivant Sciences, Ltd. (B)	2,896	32,232
Sarepta Therapeutics, Inc. (B)	1,513	172,058
Summit Therapeutics, Inc. (B)	664	14,276
United Therapeutics Corp. (B)	1,523	534,832
Vaxcyte, Inc. (B)	1,207	106,602
Vertex Pharmaceuticals, Inc. (B)	4,269	1,970,912
Health care equipment and supplies – 2.3%
Abbott Laboratories	24,916	3,187,504
ABIOMED, Inc. (A)(B)	1,170	18,158
Align Technology, Inc. (B)	1,217	266,657
Baxter International, Inc.	15,079	490,972
Becton, Dickinson and Company	5,394	1,335,554
Boston Scientific Corp. (B)	23,291	2,384,067
DexCom, Inc. (B)	9,882	858,054
Edwards Lifesciences Corp. (B)	11,309	819,337
GE HealthCare Technologies, Inc.	13,590	1,199,997
Globus Medical, Inc., Class A (B)	753	69,818
Hologic, Inc. (B)	11,255	811,936
IDEXX Laboratories, Inc. (B)	2,244	947,080
Insulet Corp. (B)	1,549	431,211
Intuitive Surgical, Inc. (B)	4,111	2,350,999
Medtronic PLC	17,192	1,561,377
Penumbra, Inc. (B)	344	91,838
ResMed, Inc.	5,373	1,268,995
Solventum Corp. (B)	3,227	238,992
STERIS PLC	3,536	780,218
Stryker Corp.	4,623	1,808,934
Teleflex, Inc.	1,521	274,145
The Cooper Companies, Inc. (B)	7,013	677,105
Zimmer Biomet Holdings, Inc.	7,414	811,685
Health care providers and services – 2.5%
Cardinal Health, Inc.	10,380	1,283,591
Cencora, Inc.	6,354	1,615,250
Centene Corp. (B)	17,205	1,101,636
Chemed Corp.	408	229,296
CVS Health Corp.	24,098	1,361,055
DaVita, Inc. (B)	2,698	475,388
Elevance Health, Inc.	4,515	1,786,586
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Encompass Health Corp.	2,061	$204,595
HCA Healthcare, Inc.	2,658	876,901
Henry Schein, Inc. (B)	6,785	542,800
Humana, Inc.	3,457	1,013,696
Labcorp Holdings, Inc.	4,584	1,145,083
McKesson Corp.	2,727	1,621,883
Molina Healthcare, Inc. (B)	2,558	794,029
Quest Diagnostics, Inc.	7,275	1,186,553
Tenet Healthcare Corp. (B)	2,436	343,208
The Cigna Corp.	5,751	1,692,002
The Ensign Group, Inc.	408	56,981
UnitedHealth Group, Inc.	12,106	6,567,384
Universal Health Services, Inc., Class B	3,732	703,706
Health care technology – 0.1%
Veeva Systems, Inc., Class A (B)	2,824	658,726
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	9,832	1,489,745
Avantor, Inc. (B)	21,226	472,915
Bio-Rad Laboratories, Inc., Class A (B)	741	267,412
Bio-Techne Corp.	4,100	301,555
Bruker Corp.	3,542	205,967
Charles River Laboratories International, Inc. (B)	1,804	297,227
Danaher Corp.	8,847	1,970,581
ICON PLC (B)	602	119,846
Illumina, Inc. (B)	2,582	342,735
IQVIA Holdings, Inc. (B)	6,593	1,327,566
Medpace Holdings, Inc. (B)	532	185,748
Mettler-Toledo International, Inc. (B)	900	1,227,996
Repligen Corp. (B)	1,211	201,280
Revvity, Inc.	4,782	603,154
Thermo Fisher Scientific, Inc.	5,677	3,393,427
Waters Corp. (B)	2,534	1,052,826
West Pharmaceutical Services, Inc.	2,418	825,868
Pharmaceuticals – 2.5%
Bristol-Myers Squibb Company	35,556	2,096,026
Eli Lilly & Company	10,995	8,917,825
Johnson & Johnson	36,572	5,564,430
Merck & Company, Inc.	35,456	3,503,762
Pfizer, Inc.	92,625	2,456,415
Royalty Pharma PLC, Class A	9,042	285,546
Viatris, Inc.	39,782	448,741
Zoetis, Inc.	7,888	1,348,059
Industrials – 12.1%		118,649,132
Aerospace and defense – 1.9%
Axon Enterprise, Inc. (B)	1,233	804,138
BWX Technologies, Inc.	1,200	135,516
Curtiss-Wright Corp.	848	294,205
General Dynamics Corp.	4,848	1,245,839
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
General Electric Company	12,847	$2,615,264
HEICO Corp.	1,107	264,507
HEICO Corp., Class A	2,039	388,083
Howmet Aerospace, Inc.	15,387	1,947,686
Huntington Ingalls Industries, Inc.	1,770	349,150
L3Harris Technologies, Inc.	5,496	1,165,207
Lockheed Martin Corp.	3,671	1,699,489
Northrop Grumman Corp.	2,460	1,198,684
RTX Corp.	23,790	3,067,721
Textron, Inc.	10,260	784,993
The Boeing Company (B)	6,469	1,141,908
TransDigm Group, Inc.	1,141	1,544,161
Woodward, Inc.	1,176	217,854
Air freight and logistics – 0.4%
C.H. Robinson Worldwide, Inc.	5,869	583,907
Expeditors International of Washington, Inc.	7,208	818,685
FedEx Corp.	5,544	1,468,439
United Parcel Service, Inc., Class B	9,541	1,089,868
Building products – 1.2%
A.O. Smith Corp.	4,863	327,280
Advanced Drainage Systems, Inc.	2,247	271,685
Allegion PLC	4,822	640,024
Builders FirstSource, Inc. (B)	6,706	1,121,780
Carlisle Companies, Inc.	2,588	1,007,922
Carrier Global Corp.	24,746	1,617,893
Fortune Brands Innovations, Inc.	5,870	420,703
Johnson Controls International PLC	22,226	1,733,628
Lennox International, Inc.	1,281	758,890
Masco Corp.	9,266	734,608
Owens Corning	5,248	968,518
Simpson Manufacturing Company, Inc.	409	68,712
Trane Technologies PLC	5,509	1,998,390
Commercial services and supplies – 0.8%
Cintas Corp.	8,299	1,664,530
Clean Harbors, Inc. (B)	1,446	336,918
Copart, Inc. (B)	18,841	1,091,459
Republic Services, Inc.	6,328	1,372,353
Rollins, Inc.	9,224	456,588
Tetra Tech, Inc.	7,418	272,982
Veralto Corp.	4,823	498,650
Waste Management, Inc.	11,024	2,428,146
Construction and engineering – 0.4%
AECOM	4,906	517,289
API Group Corp. (B)	3,320	126,658
Comfort Systems USA, Inc.	472	206,146
EMCOR Group, Inc.	1,238	554,698
Fluor Corp. (B)	963	46,426
MasTec, Inc. (B)	420	60,938
Quanta Services, Inc.	4,939	1,519,286
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Construction and engineering (continued)
WillScot Holdings Corp. (B)	6,296	$233,330
Electrical equipment – 1.1%
Acuity Brands, Inc.	298	99,052
AMETEK, Inc.	8,927	1,647,567
Eaton Corp. PLC	6,776	2,211,957
Emerson Electric Company	13,381	1,738,861
GE Vernova, Inc.	3,348	1,248,402
Generac Holdings, Inc. (B)	351	52,415
Hubbell, Inc.	2,115	894,666
nVent Electric PLC	3,924	255,413
Regal Rexnord Corp.	1,871	296,984
Rockwell Automation, Inc.	4,875	1,357,346
Vertiv Holdings Company, Class A	9,147	1,070,382
Ground transportation – 1.0%
CSX Corp.	48,884	1,606,817
J.B. Hunt Transport Services, Inc.	4,739	811,412
Knight-Swift Transportation Holdings, Inc.	5,334	304,518
Norfolk Southern Corp.	6,582	1,680,385
Old Dominion Freight Line, Inc.	4,768	884,988
Saia, Inc. (B)	532	255,419
Uber Technologies, Inc. (B)	16,934	1,132,038
U-Haul Holding Company (B)(C)	400	29,148
U-Haul Holding Company, Series N	3,855	249,573
Union Pacific Corp.	10,611	2,629,300
XPO, Inc. (B)	2,377	317,734
Industrial conglomerates – 0.4%
3M Company	9,974	1,518,043
Honeywell International, Inc.	10,441	2,335,861
Machinery – 2.7%
Allison Transmission Holdings, Inc.	966	113,544
Caterpillar, Inc.	9,642	3,581,424
CNH Industrial NV	9,130	117,594
Crane Company	294	50,074
Cummins, Inc.	6,120	2,180,250
Deere & Company	5,285	2,518,620
Donaldson Company, Inc.	3,161	225,032
Dover Corp.	7,031	1,432,074
Fortive Corp.	12,216	993,527
Graco, Inc.	5,590	470,510
IDEX Corp.	2,826	633,900
Illinois Tool Works, Inc.	6,802	1,762,806
Ingersoll Rand, Inc.	13,157	1,234,127
ITT, Inc.	2,036	307,477
Lincoln Electric Holdings, Inc.	2,192	435,726
Mueller Industries, Inc.	927	73,001
Nordson Corp.	1,839	404,985
Otis Worldwide Corp.	11,305	1,078,723
PACCAR, Inc.	18,470	2,047,954
Parker-Hannifin Corp.	3,264	2,307,811
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Pentair PLC	6,336	$656,916
RBC Bearings, Inc. (B)	359	125,201
Snap-on, Inc.	2,311	820,752
Stanley Black & Decker, Inc.	6,453	568,316
Symbotic, Inc. (B)(C)	334	9,803
The Toro Company	3,804	316,759
Wabtec Corp.	6,193	1,287,649
Xylem, Inc.	7,623	945,557
Passenger airlines – 0.1%
Delta Air Lines, Inc.	8,070	542,869
Southwest Airlines Company	6,789	208,490
United Airlines Holdings, Inc. (B)	4,360	461,462
Professional services – 1.2%
Amentum Holdings, Inc. (B)	2,960	62,071
Automatic Data Processing, Inc.	6,738	2,041,681
Booz Allen Hamilton Holding Corp.	5,532	713,628
Broadridge Financial Solutions, Inc.	4,408	1,050,074
CACI International, Inc., Class A (B)	554	213,988
Dayforce, Inc. (B)(C)	4,604	325,687
Equifax, Inc.	4,677	1,285,146
FTI Consulting, Inc. (B)	211	41,219
Jacobs Solutions, Inc.	2,938	411,702
KBR, Inc.	3,750	204,075
Leidos Holdings, Inc.	5,617	797,783
Parsons Corp. (B)	545	43,202
Paychex, Inc.	8,872	1,310,128
Paycom Software, Inc.	1,477	306,566
Paylocity Holding Corp. (B)	913	187,640
SS&C Technologies Holdings, Inc.	8,480	686,456
TransUnion	6,756	670,533
UL Solutions, Inc., Class A	15	809
Verisk Analytics, Inc.	5,630	1,618,287
Trading companies and distributors – 0.9%
Core & Main, Inc., Class A (B)	3,918	221,132
Fastenal Company	21,665	1,586,745
Ferguson Enterprises, Inc.	5,362	971,165
FTAI Aviation, Ltd.	625	62,831
United Rentals, Inc.	4,237	3,211,900
W.W. Grainger, Inc.	1,304	1,385,722
Watsco, Inc. (C)	1,114	533,149
WESCO International, Inc.	1,529	282,865
Information technology – 23.5%		230,716,510
Communications equipment – 0.9%
Arista Networks, Inc. (B)	16,865	1,943,354
Ciena Corp. (B)	2,084	181,600
Cisco Systems, Inc.	66,858	4,051,595
F5, Inc. (B)	2,541	755,338
Juniper Networks, Inc.	15,708	547,581
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	3,516	$1,649,883
Ubiquiti, Inc.	147	59,320
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	34,979	2,475,814
CDW Corp.	5,305	1,056,438
Coherent Corp. (B)	2,199	198,988
Corning, Inc.	34,498	1,796,656
Fabrinet (B)	452	97,727
Flex, Ltd. (B)	22,973	956,825
Jabil, Inc.	5,982	971,537
Keysight Technologies, Inc. (B)	7,506	1,338,695
TD SYNNEX Corp.	1,367	194,811
TE Connectivity PLC	11,699	1,731,101
Teledyne Technologies, Inc. (B)	1,533	783,869
Trimble, Inc. (B)	8,826	661,597
Zebra Technologies Corp., Class A (B)	2,006	786,232
IT services – 1.8%
Accenture PLC, Class A	9,502	3,657,795
Akamai Technologies, Inc. (B)	6,744	673,726
Amdocs, Ltd.	6,298	555,421
Cloudflare, Inc., Class A (B)	5,595	774,348
Cognizant Technology Solutions Corp., Class A	18,757	1,549,516
EPAM Systems, Inc. (B)	1,663	422,335
Gartner, Inc. (B)	3,259	1,769,083
Globant SA (B)	1,230	262,384
GoDaddy, Inc., Class A (B)	4,540	965,431
IBM Corp.	16,877	4,315,449
MongoDB, Inc. (B)	1,350	368,982
Okta, Inc. (B)	3,827	360,580
Snowflake, Inc., Class A (B)	2,922	530,372
Twilio, Inc., Class A (B)	4,499	659,463
VeriSign, Inc. (B)	3,347	719,605
Semiconductors and semiconductor equipment – 7.2%
Advanced Micro Devices, Inc. (B)	21,634	2,508,462
Amkor Technology, Inc.	1,822	44,839
Analog Devices, Inc.	9,055	1,918,664
Applied Materials, Inc.	16,772	3,024,830
Broadcom, Inc.	57,017	12,616,152
Enphase Energy, Inc. (B)	3,022	188,210
Entegris, Inc.	5,082	516,026
First Solar, Inc. (B)	3,314	555,161
GLOBALFOUNDRIES, Inc. (B)(C)	1,826	75,724
Intel Corp.	70,268	1,365,307
KLA Corp.	3,064	2,261,967
Lam Research Corp.	25,901	2,099,276
Marvell Technology, Inc.	23,505	2,652,774
Microchip Technology, Inc.	23,244	1,262,149
Micron Technology, Inc.	20,180	1,841,223
MKS Instruments, Inc.	947	107,276
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	1,391	$886,582
NVIDIA Corp.	222,584	26,725,661
NXP Semiconductors NV	5,776	1,204,585
ON Semiconductor Corp. (B)	15,331	802,425
Onto Innovation, Inc. (B)	704	144,151
Qorvo, Inc. (B)	4,316	358,142
Qualcomm, Inc.	19,742	3,413,984
Skyworks Solutions, Inc.	7,340	651,498
Teradyne, Inc.	7,151	828,014
Texas Instruments, Inc.	15,471	2,856,101
Universal Display Corp.	908	136,127
Software – 7.7%
Adobe, Inc. (B)	5,177	2,264,679
ANSYS, Inc. (B)	3,106	1,088,653
Appfolio, Inc., Class A (B)	216	50,525
AppLovin Corp., Class A (B)	4,759	1,758,879
Aspen Technology, Inc. (B)	1,130	297,812
Atlassian Corp., Class A (B)	1,700	521,526
Aurora Innovation, Inc. (B)	5,995	40,766
Autodesk, Inc. (B)	3,746	1,166,280
Bentley Systems, Inc., Class B	4,418	205,658
Cadence Design Systems, Inc. (B)	5,900	1,755,958
Crowdstrike Holdings, Inc., Class A (B)	3,098	1,233,221
Datadog, Inc., Class A (B)	5,667	808,738
DocuSign, Inc. (B)	3,767	364,382
Dropbox, Inc., Class A (B)	7,177	230,741
Dynatrace, Inc. (B)	6,919	399,572
Elastic NV (B)	473	53,250
Fair Isaac Corp. (B)	871	1,631,871
Fortinet, Inc. (B)	14,141	1,426,544
Gen Digital, Inc.	25,452	684,913
Gitlab, Inc., Class A (B)	1,453	105,720
Guidewire Software, Inc. (B)	1,643	347,117
HubSpot, Inc. (B)	1,185	923,743
Informatica, Inc., Class A (B)	486	12,480
Intuit, Inc.	3,999	2,405,438
Manhattan Associates, Inc. (B)	1,903	396,947
Microsoft Corp.	83,807	34,784,933
Nutanix, Inc., Class A (B)	2,767	190,273
Oracle Corp.	22,622	3,847,097
Palantir Technologies, Inc., Class A (B)	24,554	2,025,459
Palo Alto Networks, Inc. (B)	8,606	1,587,119
Procore Technologies, Inc. (B)	1,755	139,628
PTC, Inc. (B)	3,700	715,876
Roper Technologies, Inc.	2,243	1,291,183
Salesforce, Inc.	11,121	3,800,046
Samsara, Inc., Class A (B)	3,250	167,375
ServiceNow, Inc. (B)	1,929	1,964,455
Synopsys, Inc. (B)	3,496	1,837,078
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Tyler Technologies, Inc. (B)	1,452	$873,581
UiPath, Inc., Class A (B)	7,507	106,750
Workday, Inc., Class A (B)	3,129	819,986
Zoom Video Communications, Inc., Class A (B)	5,404	469,824
Zscaler, Inc. (B)	1,825	369,727
Technology hardware, storage and peripherals – 4.6%
Apple, Inc.	162,291	38,300,668
Dell Technologies, Inc., Class C	5,166	535,198
Hewlett Packard Enterprise Company	46,441	984,085
HP, Inc.	34,496	1,121,120
NetApp, Inc.	11,474	1,400,975
Pure Storage, Inc., Class A (B)	6,153	417,112
Seagate Technology Holdings PLC	8,084	778,974
Super Micro Computer, Inc. (B)(C)	8,936	254,855
Western Digital Corp. (B)	13,649	888,959
Materials – 3.2%		31,820,232
Chemicals – 1.8%
Air Products & Chemicals, Inc.	4,394	1,473,132
Albemarle Corp. (C)	3,599	303,000
Axalta Coating Systems, Ltd. (B)	1,788	64,261
Celanese Corp.	4,658	330,904
CF Industries Holdings, Inc.	9,356	862,717
Corteva, Inc.	20,479	1,336,664
Dow, Inc.	28,411	1,109,450
DuPont de Nemours, Inc.	14,992	1,151,386
Eastman Chemical Company	6,044	602,285
Ecolab, Inc.	5,007	1,252,701
FMC Corp.	5,087	283,753
International Flavors & Fragrances, Inc.	7,854	684,005
Linde PLC	6,105	2,723,563
LyondellBasell Industries NV, Class A	12,873	974,486
PPG Industries, Inc.	9,673	1,116,071
RPM International, Inc.	5,300	670,980
The Mosaic Company	15,098	421,083
The Sherwin-Williams Company	5,684	2,035,781
Westlake Corp.	1,568	179,175
Construction materials – 0.3%
Eagle Materials, Inc.	472	121,181
Martin Marietta Materials, Inc.	2,284	1,242,770
Vulcan Materials Company	4,674	1,281,377
Containers and packaging – 0.5%
Amcor PLC	58,492	568,542
AptarGroup, Inc.	2,364	371,503
Avery Dennison Corp.	3,118	579,106
Ball Corp.	13,450	749,165
Berry Global Group, Inc.	1,250	84,900
Crown Holdings, Inc.	5,676	498,693
Graphic Packaging Holding Company	10,325	283,215
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
International Paper Company (C)	18,814	$1,046,623
Packaging Corp. of America	4,491	955,056
Smurfit WestRock PLC	4,158	220,748
Metals and mining – 0.6%
Alcoa Corp.	1,543	54,499
ATI, Inc. (B)	1,010	57,661
Freeport-McMoRan, Inc.	32,291	1,157,632
Newmont Corp.	23,423	1,000,631
Nucor Corp.	11,046	1,418,638
Reliance, Inc.	3,065	887,318
Royal Gold, Inc.	393	54,949
Southern Copper Corp.	2,287	209,535
Steel Dynamics, Inc.	10,104	1,295,333
U.S. Steel Corp.	2,870	105,760
Real estate – 2.7%		26,213,556
Diversified REITs – 0.0%
WP Carey, Inc.	5,056	282,681
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	4,041	393,391
Healthpeak Properties, Inc.	14,277	294,963
Omega Healthcare Investors, Inc.	4,463	165,399
Ventas, Inc.	10,463	632,174
Welltower, Inc.	9,979	1,361,934
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	18,996	317,423
Industrial REITs – 0.2%
Americold Realty Trust, Inc.	5,477	119,672
EastGroup Properties, Inc.	970	164,531
Prologis, Inc.	12,356	1,473,453
Rexford Industrial Realty, Inc.	4,000	162,640
Office REITs – 0.0%
BXP, Inc.	4,078	298,265
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (B)	16,068	2,325,682
CoStar Group, Inc. (B)	11,110	851,026
Jones Lang LaSalle, Inc. (B)	2,331	659,207
Zillow Group, Inc., Class A (B)	633	50,134
Zillow Group, Inc., Class C (B)	4,583	376,814
Residential REITs – 0.5%
American Homes 4 Rent, Class A	7,529	260,729
AvalonBay Communities, Inc.	3,710	821,802
Camden Property Trust	2,598	295,419
Equity LifeStyle Properties, Inc.	4,503	294,721
Equity Residential	9,468	668,725
Essex Property Trust, Inc.	1,725	490,883
Invitation Homes, Inc.	14,758	459,712
Mid-America Apartment Communities, Inc.	2,959	451,484
Sun Communities, Inc.	3,045	385,193
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Residential REITs (continued)
UDR, Inc.	8,318	$347,193
Retail REITs – 0.3%
Brixmor Property Group, Inc.	1,420	37,005
Federal Realty Investment Trust	2,014	218,781
Kimco Realty Corp.	14,708	330,195
NNN REIT, Inc.	4,642	182,848
Realty Income Corp.	14,321	782,499
Regency Centers Corp.	4,564	327,878
Simon Property Group, Inc.	6,260	1,088,364
Specialized REITs – 0.9%
American Tower Corp.	5,474	1,012,416
Crown Castle, Inc.	6,803	607,372
CubeSmart	5,425	226,223
Digital Realty Trust, Inc.	6,622	1,085,081
Equinix, Inc.	1,238	1,131,111
Extra Space Storage, Inc.	4,869	749,826
Gaming and Leisure Properties, Inc.	6,143	297,260
Iron Mountain, Inc.	7,674	779,448
Lamar Advertising Company, Class A	2,226	281,411
Millrose Properties, Inc., Class A (A)(B)	3,400	37,598
Public Storage	2,067	616,958
SBA Communications Corp.	2,587	511,088
VICI Properties, Inc.	24,134	718,469
Weyerhaeuser Company	25,685	786,475
Utilities – 3.7%		36,601,864
Electric utilities – 2.1%
Alliant Energy Corp.	10,013	589,565
American Electric Power Company, Inc.	15,944	1,568,252
Constellation Energy Corp.	6,353	1,905,773
Duke Energy Corp.	16,156	1,809,310
Edison International	18,314	988,956
Entergy Corp.	23,491	1,904,650
Evergy, Inc.	11,508	738,468
Eversource Energy	14,305	825,112
Exelon Corp.	41,770	1,670,800
FirstEnergy Corp.	21,791	867,282
NextEra Energy, Inc.	19,894	1,423,615
NRG Energy, Inc.	6,365	652,031
OGE Energy Corp.	1,724	72,805
PG&E Corp.	69,531	1,088,160
Pinnacle West Capital Corp.	5,968	518,977
PPL Corp.	36,433	1,224,149
The Southern Company	20,271	1,701,750
Xcel Energy, Inc.	21,532	1,446,950
Gas utilities – 0.1%
Atmos Energy Corp.	5,060	721,101
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers – 0.3%
Brookfield Renewable Corp. (C)	3,542	$94,536
The AES Corp.	31,204	343,244
Vistra Corp.	14,995	2,519,610
Multi-utilities – 1.1%
Ameren Corp.	11,821	1,113,538
CenterPoint Energy, Inc.	28,761	936,746
CMS Energy Corp.	11,927	787,182
Consolidated Edison, Inc.	16,022	1,501,902
Dominion Energy, Inc.	15,570	865,536
DTE Energy Company	8,830	1,058,540
NiSource, Inc.	20,552	766,590
Public Service Enterprise Group, Inc.	21,697	1,812,567
Sempra	11,974	993,004
WEC Energy Group, Inc.	11,423	1,133,847
Water utilities – 0.1%
American Water Works Company, Inc.	5,735	714,810
Essential Utilities, Inc.	6,835	242,506

SHORT-TERM INVESTMENTS – 0.1%		$1,040,696
(Cost $1,040,694)
Short-term funds – 0.1%		1,040,696
John Hancock Collateral Trust, 4.2301% (D)(E)	10,067	100,706

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.3169% (D)	939,990	939,990
Total investments (Multifactor Large Cap ETF) (Cost $709,055,993) 100.0%		$981,635,058
Other assets and liabilities, net 0.0%		171,514
Total net assets 100.0%		$981,806,572

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $2,549,135. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,503,149 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 1-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$4,241,366,519
(Cost $3,246,713,573)
Communication services – 2.8%		119,540,373
Diversified telecommunication services – 0.2%
AST SpaceMobile, Inc. (A)(B)	20,350	411,884
Frontier Communications Parent, Inc. (A)	176,643	6,316,754
GCI Liberty, Inc. (A)(C)	32,082	0
Liberty Global, Ltd., Class A (A)	94,260	1,084,933
Liberty Global, Ltd., Class C (A)	102,765	1,205,433
Entertainment – 1.0%
Endeavor Group Holdings, Inc., Class A (B)	80,027	2,447,226
Live Nation Entertainment, Inc. (A)	42,954	6,214,585
ROBLOX Corp., Class A (A)	82,221	5,843,446
Roku, Inc. (A)	49,748	4,117,144
Take-Two Interactive Software, Inc. (A)	74,153	13,756,123
TKO Group Holdings, Inc. (A)	22,563	3,502,003
Warner Brothers Discovery, Inc. (A)	368,921	3,851,535
Warner Music Group Corp., Class A	42,067	1,337,731
Interactive media and services – 0.2%
Match Group, Inc.	105,351	3,761,031
Pinterest, Inc., Class A (A)	143,544	4,731,210
Snap, Inc., Class A (A)	193,626	2,186,038
Media – 1.4%
Fox Corp., Class A	169,726	8,686,577
Fox Corp., Class B	87,265	4,241,079
Liberty Broadband Corp., Series A (A)	8,478	644,582
Liberty Broadband Corp., Series C (A)	55,056	4,220,593
News Corp., Class A	230,181	6,472,690
News Corp., Class B (B)	90,791	2,873,535
Nexstar Media Group, Inc.	36,084	5,528,790
Omnicom Group, Inc.	106,212	9,218,139
Paramount Global, Class A	1,494	34,078
Paramount Global, Class B	176,230	1,917,382
Sirius XM Holdings, Inc.	19,297	463,321
The Interpublic Group of Companies, Inc.	310,800	8,910,636
The New York Times Company, Class A	102,429	5,561,895
Consumer discretionary – 11.3%		481,065,230
Automobile components – 0.5%
Autoliv, Inc.	67,957	6,568,724
BorgWarner, Inc.	186,476	5,948,584
Gentex Corp.	171,027	4,433,020
Lear Corp.	47,540	4,473,039
Modine Manufacturing Company (A)	15,412	1,563,547
Automobiles – 0.1%
Thor Industries, Inc. (B)	24,854	2,555,985
Broadline retail – 0.4%
Dillard’s, Inc., Class A (B)	2,606	1,219,895
eBay, Inc.	210,918	14,232,747
Etsy, Inc. (A)	44,243	2,429,383
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Distributors – 0.5%
Genuine Parts Company	65,074	$7,564,853
LKQ Corp.	165,807	6,199,524
Pool Corp.	19,370	6,668,123
Diversified consumer services – 0.6%
ADT, Inc.	350,153	2,689,175
Bright Horizons Family Solutions, Inc. (A)	24,218	2,969,127
Duolingo, Inc. (A)	11,375	4,140,386
H&R Block, Inc.	77,776	4,301,791
Service Corp. International	147,226	11,501,295
Hotels, restaurants and leisure – 2.8%
Aramark	187,416	7,292,357
Carnival Corp. (A)	291,386	8,062,651
Cava Group, Inc. (A)	19,088	2,577,834
Choice Hotels International, Inc. (B)	18,337	2,701,590
Churchill Downs, Inc.	38,330	4,736,821
Darden Restaurants, Inc.	57,090	11,146,252
Domino’s Pizza, Inc.	15,105	6,783,958
DraftKings, Inc., Class A (A)	96,520	4,049,014
Expedia Group, Inc. (A)	47,038	8,041,146
Hyatt Hotels Corp., Class A	20,280	3,208,904
Light & Wonder, Inc. (A)	53,238	4,680,153
Norwegian Cruise Line Holdings, Ltd. (A)	268,177	7,602,818
Planet Fitness, Inc., Class A (A)	38,121	4,123,167
Royal Caribbean Cruises, Ltd.	67,760	18,064,816
Texas Roadhouse, Inc.	38,022	6,885,784
Vail Resorts, Inc.	25,484	4,335,338
Wingstop, Inc.	10,098	3,008,194
Wyndham Hotels & Resorts, Inc.	59,765	6,276,520
Wynn Resorts, Ltd.	43,515	3,779,278
Household durables – 2.0%
Garmin, Ltd.	59,601	12,864,876
Installed Building Products, Inc.	10,003	1,988,997
Mohawk Industries, Inc. (A)	34,138	4,175,077
NVR, Inc. (A)	1,686	13,515,279
PulteGroup, Inc.	132,110	15,031,476
SharkNinja, Inc. (A)	21,981	2,457,696
Taylor Morrison Home Corp. (A)	60,102	3,874,175
Tempur Sealy International, Inc.	90,342	5,704,194
Toll Brothers, Inc.	86,077	11,690,117
TopBuild Corp. (A)	22,794	7,811,048
Whirlpool Corp. (B)	42,799	4,494,323
Leisure products – 0.2%
Hasbro, Inc.	97,218	5,623,089
Mattel, Inc. (A)	240,744	4,487,468
Specialty retail – 3.0%
Abercrombie & Fitch Company, Class A (A)	25,732	3,071,886
AutoNation, Inc. (A)	40,293	7,597,245
Bath & Body Works, Inc.	101,976	3,835,317
Best Buy Company, Inc.	116,628	10,013,680
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	33,423	$9,489,792
CarMax, Inc. (A)	92,763	7,944,223
Carvana Company (A)	29,377	7,270,220
Chewy, Inc., Class A (A)	21,603	842,085
Dick’s Sporting Goods, Inc.	36,621	8,790,871
Floor & Decor Holdings, Inc., Class A (A)	56,706	5,676,271
GameStop Corp., Class A (A)	85,231	2,292,714
Lithia Motors, Inc.	21,534	8,098,937
Murphy USA, Inc.	11,223	5,644,159
Penske Automotive Group, Inc.	17,192	2,847,511
The Gap, Inc.	137,309	3,305,028
Tractor Supply Company	265,661	14,441,332
Ulta Beauty, Inc. (A)	23,390	9,640,189
Williams-Sonoma, Inc.	82,052	17,343,331
Textiles, apparel and luxury goods – 1.2%
Birkenstock Holding PLC (A)	11,295	667,986
Crocs, Inc. (A)	42,508	4,338,792
Deckers Outdoor Corp. (A)	74,393	13,194,342
Levi Strauss & Company, Class A	59,159	1,125,796
PVH Corp.	27,699	2,481,830
Ralph Lauren Corp.	27,820	6,946,654
Skechers USA, Inc., Class A (A)	92,514	6,970,005
Tapestry, Inc.	191,178	13,944,523
VF Corp. (B)	104,617	2,716,903
Consumer staples – 4.3%		181,370,803
Beverages – 0.3%
Brown-Forman Corp., Class A	7,715	257,064
Brown-Forman Corp., Class B	50,818	1,677,502
Celsius Holdings, Inc. (A)	39,055	975,594
Coca-Cola Consolidated, Inc.	3,029	4,142,521
Molson Coors Beverage Company, Class B	101,745	5,570,539
Consumer staples distribution and retail – 1.8%
Albertsons Companies, Inc., Class A	208,200	4,174,410
BJ’s Wholesale Club Holdings, Inc. (A)	90,702	8,984,033
Casey’s General Stores, Inc.	27,073	11,418,579
Dollar Tree, Inc. (A)	102,284	7,502,531
Maplebear, Inc. (A)	35,955	1,735,907
Performance Food Group Company (A)	104,855	9,469,455
Sprouts Farmers Market, Inc. (A)	46,398	7,346,659
The Kroger Company	188,718	11,632,578
U.S. Foods Holding Corp. (A)	172,476	12,233,723
Food products – 1.6%
Bunge Global SA	92,697	7,057,023
Conagra Brands, Inc.	180,367	4,669,702
Darling Ingredients, Inc. (A)	116,681	4,370,870
Freshpet, Inc. (A)	8,966	1,434,112
Hormel Foods Corp.	87,715	2,629,696
Ingredion, Inc.	53,146	7,251,240
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Kellanova	96,752	$7,907,541
Lamb Weston Holdings, Inc.	74,766	4,481,474
McCormick & Company, Inc.	81,449	6,290,306
Pilgrim’s Pride Corp. (A)	32,333	1,504,778
Post Holdings, Inc. (A)	45,762	4,858,094
The Campbell’s Company	121,539	4,712,067
The J.M. Smucker Company	55,067	5,886,112
Tyson Foods, Inc., Class A	106,562	6,019,687
Household products – 0.4%
Church & Dwight Company, Inc.	86,100	9,085,272
Reynolds Consumer Products, Inc.	34,220	944,814
The Clorox Company	45,508	7,221,209
Personal care products – 0.2%
BellRing Brands, Inc. (A)	51,889	4,013,614
Coty, Inc., Class A (A)	237,865	1,743,550
e.l.f. Beauty, Inc. (A)(B)	21,705	2,168,547
Energy – 4.3%		183,980,012
Energy equipment and services – 0.8%
Baker Hughes Company	291,320	13,453,158
ChampionX Corp.	79,423	2,274,675
Halliburton Company	259,573	6,754,089
NOV, Inc.	203,051	2,934,087
TechnipFMC PLC	160,730	4,829,937
Weatherford International PLC	37,047	2,332,109
Oil, gas and consumable fuels – 3.5%
Antero Midstream Corp.	128,459	2,060,482
Antero Resources Corp. (A)	161,889	6,041,697
APA Corp.	162,444	3,562,397
Cheniere Energy, Inc.	71,096	15,900,620
Chord Energy Corp.	26,549	2,985,435
Civitas Resources, Inc.	55,353	2,809,718
Coterra Energy, Inc.	343,122	9,511,342
Diamondback Energy, Inc.	78,955	12,977,044
DT Midstream, Inc.	43,550	4,402,034
EQT Corp.	168,694	8,623,637
Expand Energy Corp.	186,788	18,977,661
HF Sinclair Corp.	99,801	3,600,820
Kinetik Holdings, Inc.	10,181	655,962
Matador Resources Company	72,025	4,177,450
Murphy Oil Corp.	103,858	2,765,739
ONEOK, Inc.	14,130	1,373,048
Ovintiv, Inc.	175,819	7,423,078
Permian Resources Corp.	290,823	4,260,557
Range Resources Corp.	150,316	5,567,705
Targa Resources Corp.	103,222	20,314,090
Texas Pacific Land Corp.	10,339	13,411,441
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 16.8%		$713,744,282
Banks – 4.0%
BOK Financial Corp.	16,707	1,844,787
Citizens Financial Group, Inc.	211,066	10,040,410
Comerica, Inc.	104,756	7,052,174
Commerce Bancshares, Inc.	84,923	5,672,856
Cullen/Frost Bankers, Inc.	36,697	5,115,562
East West Bancorp, Inc.	108,742	11,197,164
Fifth Third Bancorp	322,838	14,304,952
First Citizens BancShares, Inc., Class A	6,603	14,557,568
First Horizon Corp.	282,270	6,178,890
Huntington Bancshares, Inc.	628,417	10,808,772
KeyCorp	432,664	7,779,299
M&T Bank Corp.	72,775	14,645,241
Old National Bancorp	106,642	2,543,412
Pinnacle Financial Partners, Inc.	43,765	5,460,559
Popular, Inc.	47,177	4,856,400
Prosperity Bancshares, Inc.	54,097	4,327,760
Regions Financial Corp.	476,242	11,734,603
SouthState Corp.	39,793	4,201,743
Synovus Financial Corp.	29,793	1,680,921
Webster Financial Corp.	116,276	7,004,466
Western Alliance Bancorp	81,653	7,174,849
Wintrust Financial Corp.	42,262	5,528,292
Zions Bancorp NA	122,794	7,104,861
Capital markets – 4.9%
Ameriprise Financial, Inc.	43,452	23,610,079
Ares Management Corp., Class A	44,464	8,813,654
Cboe Global Markets, Inc.	31,981	6,534,678
Evercore, Inc., Class A	16,249	4,732,846
FactSet Research Systems, Inc.	18,673	8,858,658
Franklin Resources, Inc.	150,652	3,350,500
Hamilton Lane, Inc., Class A	15,708	2,500,399
Houlihan Lokey, Inc.	28,282	5,139,405
Interactive Brokers Group, Inc., Class A	49,430	10,748,059
Invesco, Ltd.	292,280	5,620,544
Jefferies Financial Group, Inc.	128,029	9,844,150
LPL Financial Holdings, Inc.	38,889	14,267,985
MarketAxess Holdings, Inc.	20,066	4,427,162
Morningstar, Inc.	14,601	4,798,473
Nasdaq, Inc.	158,338	13,037,551
Northern Trust Corp.	81,711	9,175,328
Raymond James Financial, Inc.	85,976	14,485,236
Robinhood Markets, Inc., Class A (A)	232,932	12,100,817
SEI Investments Company	82,440	7,137,655
State Street Corp.	128,262	13,033,984
StepStone Group, Inc., Class A	9,333	598,059
Stifel Financial Corp.	75,533	8,750,498
T. Rowe Price Group, Inc.	75,403	8,816,119
The Carlyle Group, Inc.	90,775	5,097,924
Tradeweb Markets, Inc., Class A	29,051	3,686,572
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Consumer finance – 1.3%
Ally Financial, Inc.	286,054	$11,147,524
Credit Acceptance Corp. (A)	3,957	2,009,246
Discover Financial Services	77,076	15,499,213
OneMain Holdings, Inc.	41,084	2,281,805
SoFi Technologies, Inc. (A)(B)	344,035	5,428,872
Synchrony Financial	285,785	19,713,449
Financial services – 1.8%
Affirm Holdings, Inc. (A)	70,232	4,289,068
Corebridge Financial, Inc.	114,951	3,880,746
Corpay, Inc. (A)	30,056	11,436,007
Equitable Holdings, Inc.	279,718	15,222,254
Essent Group, Ltd.	58,913	3,431,682
Global Payments, Inc.	51,589	5,821,819
Jack Henry & Associates, Inc.	41,890	7,292,630
Jackson Financial, Inc., Class A	37,479	3,532,021
MGIC Investment Corp.	89,905	2,296,174
Rocket Companies, Inc., Class A (A)(B)	21,536	271,354
Shift4 Payments, Inc., Class A (A)	26,478	3,173,388
Toast, Inc., Class A (A)	126,037	5,157,434
UWM Holdings Corp.	13,776	83,069
Voya Financial, Inc.	66,830	4,744,262
WEX, Inc. (A)	27,268	5,014,313
Insurance – 4.8%
American Financial Group, Inc.	54,858	7,491,408
Arch Capital Group, Ltd.	141,054	13,127,896
Assurant, Inc.	36,883	7,936,853
Axis Capital Holdings, Ltd.	18,962	1,725,921
Brown & Brown, Inc.	91,041	9,528,351
Cincinnati Financial Corp.	59,778	8,192,575
CNA Financial Corp.	15,254	748,361
Erie Indemnity Company, Class A	11,884	4,788,658
Everest Group, Ltd.	19,069	6,626,668
Fidelity National Financial, Inc.	128,672	7,484,850
First American Financial Corp.	77,607	4,906,315
Globe Life, Inc.	68,090	8,313,108
Kinsale Capital Group, Inc.	12,252	5,414,649
Loews Corp.	98,625	8,427,506
Markel Group, Inc. (A)	5,394	9,864,439
Old Republic International Corp.	195,864	7,164,705
Primerica, Inc.	22,568	6,548,557
Principal Financial Group, Inc.	125,032	10,308,888
Reinsurance Group of America, Inc.	44,281	10,089,869
RenaissanceRe Holdings, Ltd.	35,976	8,367,298
RLI Corp.	46,377	3,401,753
Selective Insurance Group, Inc.	26,038	2,190,577
The Hartford Financial Services Group, Inc.	157,848	17,607,944
Unum Group	122,851	9,367,389
W.R. Berkley Corp.	139,178	8,187,842
Willis Towers Watson PLC	43,159	14,223,696
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care – 9.9%		$419,928,616
Biotechnology – 1.9%
Alnylam Pharmaceuticals, Inc. (A)	32,818	8,903,852
BioMarin Pharmaceutical, Inc. (A)	74,996	4,751,747
Blueprint Medicines Corp. (A)	14,499	1,631,572
Cytokinetics, Inc. (A)	29,522	1,460,158
Exact Sciences Corp. (A)	77,556	4,347,014
Exelixis, Inc. (A)	231,498	7,674,159
Halozyme Therapeutics, Inc. (A)	71,836	4,068,791
Incyte Corp. (A)	71,427	5,297,026
Insmed, Inc. (A)	26,570	2,034,731
Ionis Pharmaceuticals, Inc. (A)	38,331	1,222,759
Natera, Inc. (A)	36,145	6,394,773
Neurocrine Biosciences, Inc. (A)	55,352	8,403,541
REVOLUTION Medicines, Inc. (A)	33,882	1,455,232
Roivant Sciences, Ltd. (A)(B)	128,387	1,428,947
Sarepta Therapeutics, Inc. (A)	31,973	3,635,970
Summit Therapeutics, Inc. (A)(B)	13,916	299,194
United Therapeutics Corp. (A)	32,806	11,520,483
Vaxcyte, Inc. (A)	31,972	2,823,767
Viking Therapeutics, Inc. (A)(B)	26,988	883,857
Health care equipment and supplies – 2.4%
ABIOMED, Inc. (A)(C)	18,321	284,342
Align Technology, Inc. (A)	20,073	4,398,195
Baxter International, Inc.	149,233	4,859,026
Glaukos Corp. (A)	9,609	1,503,232
Globus Medical, Inc., Class A (A)	71,679	6,646,077
Hologic, Inc. (A)	135,688	9,788,532
Insulet Corp. (A)	30,403	8,463,587
Lantheus Holdings, Inc. (A)	22,993	2,127,082
Masimo Corp. (A)	29,576	5,153,026
Penumbra, Inc. (A)	14,611	3,900,699
ResMed, Inc.	59,143	13,968,394
Solventum Corp. (A)	51,841	3,839,344
STERIS PLC	44,559	9,831,943
Teleflex, Inc.	29,196	5,262,287
The Cooper Companies, Inc. (A)	91,907	8,873,621
Zimmer Biomet Holdings, Inc.	97,753	10,701,998
Health care providers and services – 2.9%
Acadia Healthcare Company, Inc. (A)	70,676	3,188,194
Cardinal Health, Inc.	99,405	12,292,422
Cencora, Inc.	57,309	14,568,521
Chemed Corp.	10,203	5,734,086
DaVita, Inc. (A)	40,238	7,089,936
Encompass Health Corp.	85,376	8,475,276
HealthEquity, Inc. (A)	45,956	5,074,462
Henry Schein, Inc. (A)	108,500	8,680,000
Labcorp Holdings, Inc.	55,334	13,822,433
Molina Healthcare, Inc. (A)	30,863	9,580,184
PACS Group, Inc. (A)	5,974	86,802
Quest Diagnostics, Inc.	81,114	13,229,693
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (A)	59,975	$8,449,878
The Ensign Group, Inc.	33,788	4,718,832
Universal Health Services, Inc., Class B	47,669	8,988,467
Health care technology – 0.1%
Doximity, Inc., Class A (A)	32,718	1,933,634
Veeva Systems, Inc., Class A (A)	17,112	3,991,545
Life sciences tools and services – 2.0%
Avantor, Inc. (A)	311,316	6,936,120
Bio-Rad Laboratories, Inc., Class A (A)	13,264	4,786,712
Bio-Techne Corp.	87,724	6,452,100
Bruker Corp.	75,433	4,386,429
Charles River Laboratories International, Inc. (A)	39,754	6,549,869
ICON PLC (A)	16,645	3,313,687
Illumina, Inc. (A)	20,992	2,786,478
Medpace Holdings, Inc. (A)	13,589	4,744,599
Mettler-Toledo International, Inc. (A)	8,542	11,655,046
Repligen Corp. (A)	28,320	4,707,067
Revvity, Inc.	64,918	8,188,107
Waters Corp. (A)	23,869	9,917,092
West Pharmaceutical Services, Inc.	30,707	10,487,976
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (A)	319,073	3,838,448
Intra-Cellular Therapies, Inc. (A)	30,202	3,838,070
Jazz Pharmaceuticals PLC (A)	46,209	5,747,013
Royalty Pharma PLC, Class A	120,040	3,790,863
Viatris, Inc.	891,810	10,059,617
Industrials – 19.9%		844,628,641
Aerospace and defense – 1.7%
Axon Enterprise, Inc. (A)	19,147	12,487,290
BWX Technologies, Inc.	46,021	5,197,152
Curtiss-Wright Corp.	20,532	7,123,372
HEICO Corp.	13,359	3,191,999
HEICO Corp., Class A	21,330	4,059,739
Howmet Aerospace, Inc.	161,804	20,481,150
Huntington Ingalls Industries, Inc.	26,706	5,268,026
Leonardo DRS, Inc. (A)	18,303	643,350
Loar Holdings, Inc. (A)	1,521	120,889
Moog, Inc., Class A	8,520	1,547,743
Textron, Inc.	87,105	6,664,404
Woodward, Inc.	36,317	6,727,724
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	68,581	6,823,124
Expeditors International of Washington, Inc.	78,768	8,946,469
GXO Logistics, Inc. (A)	78,904	3,586,187
Building products – 2.4%
A.O. Smith Corp.	80,843	5,440,734
AAON, Inc.	30,088	3,501,641
Advanced Drainage Systems, Inc.	43,802	5,296,100
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Allegion PLC	59,378	$7,881,242
Builders FirstSource, Inc. (A)	79,241	13,255,434
Carlisle Companies, Inc.	25,781	10,040,668
Fortune Brands Innovations, Inc.	103,723	7,433,827
Lennox International, Inc.	16,870	9,994,125
Masco Corp.	88,952	7,052,115
Owens Corning	85,163	15,716,832
Simpson Manufacturing Company, Inc.	23,903	4,015,704
The AZEK Company, Inc. (A)	44,447	2,277,020
Trex Company, Inc. (A)	64,469	4,695,277
UFP Industries, Inc.	40,942	4,734,942
Zurn Elkay Water Solutions Corp.	39,795	1,569,515
Commercial services and supplies – 0.7%
Casella Waste Systems, Inc., Class A (A)	12,724	1,368,339
Clean Harbors, Inc. (A)	35,216	8,205,328
MSA Safety, Inc.	20,904	3,443,516
Rollins, Inc.	94,879	4,696,511
Tetra Tech, Inc.	137,884	5,074,131
Veralto Corp.	55,859	5,775,262
Construction and engineering – 1.5%
AECOM	86,264	9,095,676
API Group Corp. (A)	129,195	4,928,789
Comfort Systems USA, Inc.	16,794	7,334,780
EMCOR Group, Inc.	25,896	11,602,962
Fluor Corp. (A)	66,444	3,203,265
MasTec, Inc. (A)	37,669	5,465,395
Quanta Services, Inc.	55,622	17,109,883
WillScot Holdings Corp. (A)	131,016	4,855,453
Electrical equipment – 2.1%
Acuity Brands, Inc.	21,603	7,180,621
AMETEK, Inc.	97,776	18,045,539
Generac Holdings, Inc. (A)	33,554	5,010,619
Hubbell, Inc.	29,257	12,376,004
NEXTracker, Inc., Class A (A)	85,477	4,309,750
nVent Electric PLC	100,723	6,556,060
Regal Rexnord Corp.	38,282	6,076,502
Rockwell Automation, Inc.	47,268	13,160,829
Sensata Technologies Holding PLC	152,596	4,144,507
Vertiv Holdings Company, Class A	111,537	13,052,060
Ground transportation – 1.0%
J.B. Hunt Transport Services, Inc.	41,452	7,097,411
Knight-Swift Transportation Holdings, Inc.	116,929	6,675,477
Landstar System, Inc.	24,316	4,003,873
Ryder System, Inc.	20,510	3,269,499
Saia, Inc. (A)	14,270	6,851,170
U-Haul Holding Company (A)(B)	7,941	578,661
U-Haul Holding Company, Series N	72,164	4,671,897
XPO, Inc. (A)	58,837	7,864,742
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery – 4.8%
AGCO Corp.	58,518	$6,111,035
Allison Transmission Holdings, Inc.	61,791	7,262,914
CNH Industrial NV	366,539	4,721,022
Crane Company	26,241	4,469,367
Cummins, Inc.	21,286	7,583,138
Donaldson Company, Inc.	89,733	6,388,092
Dover Corp.	72,935	14,855,401
Esab Corp.	30,051	3,721,516
Flowserve Corp.	59,073	3,699,151
Fortive Corp.	110,734	9,005,996
Graco, Inc.	94,638	7,965,680
IDEX Corp.	31,319	7,025,165
Ingersoll Rand, Inc.	129,402	12,137,908
ITT, Inc.	56,962	8,602,401
Lincoln Electric Holdings, Inc.	33,523	6,663,702
Mueller Industries, Inc.	46,491	3,661,166
Nordson Corp.	28,699	6,320,094
Oshkosh Corp.	52,003	6,053,149
Pentair PLC	101,898	10,564,785
RBC Bearings, Inc. (A)	12,768	4,452,840
Snap-on, Inc.	31,825	11,302,649
SPX Technologies, Inc. (A)	10,135	1,505,250
Stanley Black & Decker, Inc.	77,109	6,790,990
Symbotic, Inc. (A)(B)	3,167	92,951
The Middleby Corp. (A)	38,558	6,598,816
The Timken Company	45,082	3,618,732
The Toro Company	65,786	5,478,000
Wabtec Corp.	77,981	16,213,810
Watts Water Technologies, Inc., Class A	14,956	3,092,602
Xylem, Inc.	78,243	9,705,262
Marine transportation – 0.0%
Kirby Corp. (A)	4,054	442,494
Passenger airlines – 0.4%
American Airlines Group, Inc. (A)	73,736	1,247,613
Delta Air Lines, Inc.	89,390	6,013,265
Southwest Airlines Company	52,325	1,606,901
United Airlines Holdings, Inc. (A)	67,695	7,164,839
Professional services – 3.0%
Amentum Holdings, Inc. (A)	36,470	764,776
Booz Allen Hamilton Holding Corp.	66,898	8,629,842
Broadridge Financial Solutions, Inc.	55,112	13,128,781
CACI International, Inc., Class A (A)	15,317	5,916,344
Dayforce, Inc. (A)(B)	86,165	6,095,312
Equifax, Inc.	42,053	11,555,323
ExlService Holdings, Inc. (A)	57,386	2,884,220
FTI Consulting, Inc. (A)	20,612	4,026,554
Genpact, Ltd.	126,260	6,147,599
Jacobs Solutions, Inc.	36,822	5,159,867
KBR, Inc.	77,393	4,211,727
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Leidos Holdings, Inc.	56,128	$7,971,860
Parsons Corp. (A)	19,183	1,520,636
Paycom Software, Inc.	21,685	4,500,939
Paylocity Holding Corp. (A)	22,300	4,583,096
Robert Half, Inc.	84,783	5,493,091
Science Applications International Corp.	39,575	4,285,181
SS&C Technologies Holdings, Inc.	122,814	9,941,793
TransUnion	63,535	6,305,849
UL Solutions, Inc., Class A	10,718	577,807
Verisk Analytics, Inc.	52,296	15,031,962
Trading companies and distributors – 1.8%
Applied Industrial Technologies, Inc.	23,176	6,026,455
Beacon Roofing Supply, Inc. (A)	6,238	738,205
Core & Main, Inc., Class A (A)	106,051	5,985,518
Fastenal Company	221,992	16,258,694
FTAI Aviation, Ltd.	26,181	2,631,976
SiteOne Landscape Supply, Inc. (A)	24,236	3,448,783
United Rentals, Inc.	33,234	25,193,366
Watsco, Inc. (B)	13,767	6,588,749
WESCO International, Inc.	43,391	8,027,335
Information technology – 14.8%		626,294,618
Communications equipment – 0.8%
Ciena Corp. (A)	128,695	11,214,482
F5, Inc. (A)	47,984	14,263,724
Juniper Networks, Inc.	252,238	8,793,017
Ubiquiti, Inc. (B)	2,034	820,800
Electronic equipment, instruments and components – 3.6%
Arrow Electronics, Inc. (A)	55,216	6,435,425
Badger Meter, Inc.	9,931	2,124,340
CDW Corp.	63,428	12,631,052
Cognex Corp.	105,483	4,208,772
Coherent Corp. (A)	104,366	9,444,079
Corning, Inc.	283,933	14,787,231
Fabrinet (A)	15,820	3,420,442
Flex, Ltd. (A)	477,950	19,906,618
Insight Enterprises, Inc. (A)	22,789	3,936,800
Jabil, Inc.	79,104	12,847,281
Keysight Technologies, Inc. (A)	86,664	15,456,524
Littelfuse, Inc.	21,058	5,019,385
Novanta, Inc. (A)	20,659	3,091,826
TD SYNNEX Corp.	32,870	4,684,304
Teledyne Technologies, Inc. (A)	20,451	10,457,210
Trimble, Inc. (A)	152,121	11,402,990
Zebra Technologies Corp., Class A (A)	29,435	11,536,754
IT services – 2.2%
Akamai Technologies, Inc. (A)	94,988	9,489,301
Amdocs, Ltd.	106,878	9,425,571
Cloudflare, Inc., Class A (A)	52,143	7,216,591
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
EPAM Systems, Inc. (A)	24,073	$6,113,579
Gartner, Inc. (A)	31,473	17,084,489
Globant SA (A)	28,011	5,975,307
GoDaddy, Inc., Class A (A)	59,202	12,589,305
MongoDB, Inc. (A)	12,405	3,390,535
Okta, Inc. (A)	43,868	4,133,243
Twilio, Inc., Class A (A)	84,538	12,391,580
VeriSign, Inc. (A)	33,019	7,099,085
Semiconductors and semiconductor equipment – 2.0%
Amkor Technology, Inc.	107,405	2,643,237
Astera Labs, Inc. (A)	6,651	674,544
Cirrus Logic, Inc. (A)	21,342	2,143,590
Enphase Energy, Inc. (A)	46,163	2,875,032
Entegris, Inc.	71,719	7,282,347
First Solar, Inc. (A)	56,659	9,491,516
Lattice Semiconductor Corp. (A)	72,178	4,115,590
MACOM Technology Solutions Holdings, Inc. (A)	28,060	3,710,935
MKS Instruments, Inc.	54,275	6,148,272
Monolithic Power Systems, Inc.	18,990	12,103,656
Onto Innovation, Inc. (A)	25,271	5,174,490
Qorvo, Inc. (A)	77,050	6,393,609
Skyworks Solutions, Inc.	89,592	7,952,186
Teradyne, Inc.	87,281	10,106,267
Universal Display Corp.	31,961	4,791,593
Software – 4.7%
Altair Engineering, Inc., Class A (A)	21,965	2,423,838
ANSYS, Inc. (A)	38,736	13,576,968
Appfolio, Inc., Class A (A)	8,973	2,098,874
AppLovin Corp., Class A (A)	52,936	19,564,616
Aspen Technology, Inc. (A)	20,750	5,468,663
Aurora Innovation, Inc. (A)(B)	221,658	1,507,274
Bentley Systems, Inc., Class B	73,333	3,413,651
BILL Holdings, Inc. (A)	44,800	4,335,296
CCC Intelligent Solutions Holdings, Inc. (A)	96,489	1,071,993
Clearwater Analytics Holdings, Inc., Class A (A)	29,839	840,266
CommVault Systems, Inc. (A)	12,071	1,922,427
Confluent, Inc., Class A (A)	57,620	1,710,162
DocuSign, Inc. (A)	94,989	9,188,286
Dolby Laboratories, Inc., Class A	48,239	4,039,051
Dropbox, Inc., Class A (A)	162,889	5,236,881
Dynatrace, Inc. (A)	85,479	4,936,412
Elastic NV (A)	29,259	3,293,978
Fair Isaac Corp. (A)	8,855	16,590,374
Gen Digital, Inc.	338,179	9,100,397
Gitlab, Inc., Class A (A)	36,181	2,632,530
Guidewire Software, Inc. (A)	48,094	10,160,819
HashiCorp, Inc., Class A (A)	47,743	1,632,811
HubSpot, Inc. (A)	13,538	10,553,277
Informatica, Inc., Class A (A)	34,998	898,749
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Klaviyo, Inc., Class A (A)	15,973	$734,918
Manhattan Associates, Inc. (A)	31,886	6,651,101
Nutanix, Inc., Class A (A)	56,809	3,906,471
Pegasystems, Inc.	15,302	1,657,054
Procore Technologies, Inc. (A)	31,114	2,475,430
PTC, Inc. (A)	52,716	10,199,492
Rubrik, Inc., Class A (A)	8,708	638,035
Samsara, Inc., Class A (A)	35,058	1,805,487
SentinelOne, Inc., Class A (A)	100,827	2,414,807
SPS Commerce, Inc. (A)	18,783	3,468,844
Tyler Technologies, Inc. (A)	18,182	10,939,018
UiPath, Inc., Class A (A)	143,936	2,046,770
Unity Software, Inc. (A)	93,450	2,074,590
Varonis Systems, Inc. (A)	20,148	913,913
Vertex, Inc., Class A (A)	16,557	956,167
Zoom Video Communications, Inc., Class A (A)	85,096	7,398,246
Zscaler, Inc. (A)	17,735	3,592,934
Technology hardware, storage and peripherals – 1.5%
Hewlett Packard Enterprise Company	640,064	13,562,956
HP, Inc.	120,003	3,900,098
NetApp, Inc.	105,189	12,843,577
Pure Storage, Inc., Class A (A)	136,188	9,232,185
Seagate Technology Holdings PLC	78,337	7,548,553
Super Micro Computer, Inc. (A)(B)	106,066	3,025,002
Western Digital Corp. (A)	170,626	11,112,871
Materials – 5.4%		230,073,864
Chemicals – 1.7%
Albemarle Corp. (B)	33,965	2,859,513
Axalta Coating Systems, Ltd. (A)	148,379	5,332,741
Celanese Corp.	56,545	4,016,957
CF Industries Holdings, Inc.	84,214	7,765,373
DuPont de Nemours, Inc.	62,224	4,778,803
Eastman Chemical Company	79,130	7,885,305
Element Solutions, Inc.	73,802	1,904,830
FMC Corp.	57,394	3,201,437
International Flavors & Fragrances, Inc.	73,462	6,397,806
LyondellBasell Industries NV, Class A	89,958	6,809,821
NewMarket Corp.	1,963	977,613
PPG Industries, Inc.	42,265	4,876,536
RPM International, Inc.	60,782	7,695,001
The Mosaic Company	187,418	5,227,088
Westlake Corp.	18,636	2,129,536
Construction materials – 0.7%
Eagle Materials, Inc.	17,476	4,486,788
Martin Marietta Materials, Inc.	21,227	11,550,035
Summit Materials, Inc., Class A (A)	47,234	2,470,811
Vulcan Materials Company	38,456	10,542,712
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging – 1.8%
Amcor PLC	605,933	$5,889,669
AptarGroup, Inc.	43,292	6,803,338
Avery Dennison Corp.	40,593	7,539,338
Ball Corp.	125,752	7,004,386
Berry Global Group, Inc.	114,452	7,773,580
Crown Holdings, Inc.	79,396	6,975,733
Graphic Packaging Holding Company	216,758	5,945,672
International Paper Company (B)	194,417	10,815,418
Packaging Corp. of America	41,360	8,795,618
Smurfit WestRock PLC	106,153	5,635,663
Sonoco Products Company	88,865	4,233,529
Metals and mining – 1.1%
Alcoa Corp.	56,338	1,989,858
ATI, Inc. (A)	53,783	3,070,471
Carpenter Technology Corp.	10,728	2,071,148
Cleveland-Cliffs, Inc. (A)	437,413	4,479,109
Commercial Metals Company	84,611	4,102,787
Reliance, Inc.	32,897	9,523,682
Royal Gold, Inc.	34,450	4,816,799
Steel Dynamics, Inc.	97,091	12,447,066
U.S. Steel Corp.	171,553	6,321,728
Paper and forest products – 0.1%
Louisiana-Pacific Corp.	25,054	2,930,566
Real estate – 5.2%		221,954,380
Diversified REITs – 0.1%
WP Carey, Inc.	75,072	4,197,276
Health care REITs – 0.5%
Alexandria Real Estate Equities, Inc.	43,088	4,194,617
Healthcare Realty Trust, Inc.	155,749	2,608,796
Healthpeak Properties, Inc.	191,426	3,954,861
Omega Healthcare Investors, Inc.	107,614	3,988,175
Ventas, Inc.	104,582	6,318,844
Hotel and resort REITs – 0.1%
Host Hotels & Resorts, Inc.	285,223	4,766,076
Ryman Hospitality Properties, Inc.	18,356	1,924,443
Industrial REITs – 0.4%
Americold Realty Trust, Inc.	119,530	2,611,731
EastGroup Properties, Inc.	20,126	3,413,772
First Industrial Realty Trust, Inc.	56,850	3,035,222
Rexford Industrial Realty, Inc.	90,618	3,684,528
STAG Industrial, Inc.	77,277	2,641,328
Terreno Realty Corp.	34,034	2,226,504
Office REITs – 0.1%
BXP, Inc.	60,379	4,416,120
Vornado Realty Trust	36,676	1,586,604
Real estate management and development – 0.9%
CBRE Group, Inc., Class A (A)	121,179	17,539,448
CoStar Group, Inc. (A)	20,419	1,564,095
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Real estate management and development (continued)
Jones Lang LaSalle, Inc. (A)	35,795	$10,122,826
Zillow Group, Inc., Class A (A)	13,966	1,106,107
Zillow Group, Inc., Class C (A)	75,921	6,242,225
Residential REITs – 1.2%
American Homes 4 Rent, Class A	133,697	4,629,927
AvalonBay Communities, Inc.	28,929	6,408,063
Camden Property Trust	44,548	5,065,553
Equity LifeStyle Properties, Inc.	71,680	4,691,456
Equity Residential	85,120	6,012,026
Essex Property Trust, Inc.	16,556	4,711,341
Invitation Homes, Inc.	156,232	4,866,627
Mid-America Apartment Communities, Inc.	30,224	4,611,578
Sun Communities, Inc.	31,818	4,024,977
UDR, Inc.	135,991	5,676,264
Retail REITs – 0.6%
Agree Realty Corp.	38,401	2,786,761
Brixmor Property Group, Inc.	128,665	3,353,010
Federal Realty Investment Trust	35,414	3,847,023
Kimco Realty Corp.	254,632	5,716,488
NNN REIT, Inc.	78,060	3,074,783
Regency Centers Corp.	76,696	5,509,841
Specialized REITs – 1.3%
CubeSmart	96,472	4,022,882
Extra Space Storage, Inc.	73,014	11,244,156
Gaming and Leisure Properties, Inc.	110,313	5,338,046
Iron Mountain, Inc.	110,739	11,247,760
Lamar Advertising Company, Class A	41,878	5,294,217
SBA Communications Corp.	21,226	4,193,409
VICI Properties, Inc.	231,805	6,900,835
Weyerhaeuser Company	215,015	6,583,759
Utilities – 5.2%		218,785,700
Electric utilities – 2.4%
Alliant Energy Corp.	136,831	8,056,609
Edison International	181,393	9,795,222
Entergy Corp.	224,860	18,231,649
Evergy, Inc.	167,790	10,767,084
Eversource Energy	117,727	6,790,493
FirstEnergy Corp.	209,786	8,349,483
NRG Energy, Inc.	102,127	10,461,890
OGE Energy Corp.	152,650	6,446,410
PG&E Corp.	505,808	7,915,895
Pinnacle West Capital Corp.	94,914	8,253,721
PPL Corp.	256,915	8,632,344
Gas utilities – 0.2%
Atmos Energy Corp.	55,445	7,901,467
Independent power and renewable electricity producers – 0.8%
Brookfield Renewable Corp. (B)	65,809	1,756,442
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
The AES Corp.	374,140	$4,115,540
Vistra Corp.	167,159	28,087,729
Multi-utilities – 1.5%
Ameren Corp.	110,242	10,384,796
CenterPoint Energy, Inc.	354,842	11,557,204
CMS Energy Corp.	122,089	8,057,874
DTE Energy Company	76,278	9,144,207
NiSource, Inc.	330,234	12,317,728
WEC Energy Group, Inc.	100,903	10,015,632
Water utilities – 0.3%
American Water Works Company, Inc.	59,518	7,418,324
Essential Utilities, Inc.	121,983	4,327,957

SHORT-TERM INVESTMENTS – 0.2%		$8,483,469
(Cost $8,483,465)
Short-term funds – 0.2%		8,483,469
John Hancock Collateral Trust, 4.2301% (D)(E)	328,763	3,288,748

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.3169% (D)	5,194,721	5,194,721
Total investments (Multifactor Mid Cap ETF) (Cost $3,255,197,038) 100.1%		$4,249,849,988
Other assets and liabilities, net (0.1%)		(3,621,509)
Total net assets 100.0%		$4,246,228,479

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $43,842,177. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $41,669,612 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 1-31-25.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-25 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$544,058,169
(Cost $464,997,626)
Communication services – 2.1%		11,752,112
Diversified telecommunication services – 1.4%
Frontier Communications Parent, Inc. (A)	96,032	3,434,104
Liberty Global, Ltd., Class A (A)	81,337	936,189
Liberty Global, Ltd., Class C (A)	86,008	1,008,874
Lumen Technologies, Inc. (A)	536,053	2,648,102
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Entertainment – 0.3%
Madison Square Garden Sports Corp. (A)	7,293	$1,603,512
Media – 0.4%
Nexstar Media Group, Inc.	13,845	2,121,331
Consumer discretionary – 12.7%		69,186,729
Automobile components – 1.1%
BorgWarner, Inc.	11,553	368,541
Gentex Corp.	25,312	656,087
Lear Corp.	26,589	2,501,759
Modine Manufacturing Company (A)	23,135	2,347,046
Automobiles – 0.7%
Harley-Davidson, Inc.	52,930	1,432,286
Thor Industries, Inc.	20,464	2,104,518
Broadline retail – 1.1%
Dillard’s, Inc., Class A (B)	1,213	567,817
Etsy, Inc. (A)	54,141	2,972,882
Ollie’s Bargain Outlet Holdings, Inc. (A)	23,859	2,660,517
Diversified consumer services – 0.2%
ADT, Inc.	158,870	1,220,122
Hotels, restaurants and leisure – 2.4%
Brinker International, Inc. (A)	98	17,833
Caesars Entertainment, Inc. (A)	11,597	418,072
Choice Hotels International, Inc.	12,210	1,798,899
Life Time Group Holdings, Inc. (A)	34,639	1,004,185
Planet Fitness, Inc., Class A (A)	34,705	3,753,693
Vail Resorts, Inc.	16,959	2,885,065
Wyndham Hotels & Resorts, Inc.	30,557	3,209,096
Household durables – 1.6%
Champion Homes, Inc. (A)	21,610	1,995,251
Installed Building Products, Inc.	9,838	1,956,188
Taylor Morrison Home Corp. (A)	40,624	2,618,623
Whirlpool Corp.	22,788	2,392,968
Leisure products – 0.9%
Brunswick Corp.	26,143	1,763,084
Mattel, Inc. (A)	161,215	3,005,048
Specialty retail – 3.5%
Abercrombie & Fitch Company, Class A (A)	20,470	2,443,709
Asbury Automotive Group, Inc. (A)	7,938	2,355,046
AutoNation, Inc. (A)	14,594	2,751,699
Bath & Body Works, Inc.	105,906	3,983,125
Group 1 Automotive, Inc.	6,346	2,896,886
Valvoline, Inc. (A)	57,043	2,116,866
Wayfair, Inc., Class A (A)(B)	46,795	2,263,474
Textiles, apparel and luxury goods – 1.2%
Levi Strauss & Company, Class A	37,414	711,988
PVH Corp.	26,529	2,376,998
VF Corp.	140,060	3,637,358
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples – 2.0%		$10,906,578
Food products – 1.8%
Darling Ingredients, Inc. (A)	78,302	2,933,193
Flowers Foods, Inc.	77,875	1,522,456
Freshpet, Inc. (A)	19,912	3,184,924
Post Holdings, Inc. (A)	18,067	1,917,993
Household products – 0.1%
Reynolds Consumer Products, Inc.	21,585	595,962
Personal care products – 0.1%
BellRing Brands, Inc. (A)	5,446	421,248
e.l.f. Beauty, Inc. (A)	3,311	330,802
Energy – 5.1%		27,637,749
Energy equipment and services – 1.4%
ChampionX Corp.	78,762	2,255,744
Noble Corp. PLC	48,541	1,555,739
NOV, Inc.	166,963	2,412,615
Weatherford International PLC	19,064	1,200,079
Oil, gas and consumable fuels – 3.7%
Antero Midstream Corp.	133,902	2,147,788
Chord Energy Corp.	6,270	705,062
Civitas Resources, Inc.	47,977	2,435,313
DT Midstream, Inc.	36,415	3,680,828
Kinetik Holdings, Inc.	16,213	1,044,604
Magnolia Oil & Gas Corp., Class A	75,296	1,784,515
Matador Resources Company	59,262	3,437,196
Murphy Oil Corp.	61,940	1,649,462
ONEOK, Inc.	12,969	1,260,178
Range Resources Corp.	7,927	293,616
SM Energy Company	46,760	1,775,010
Financials – 20.8%		113,235,875
Banks – 9.9%
Bank OZK	44,396	2,254,873
BOK Financial Corp.	10,542	1,164,048
Cadence Bank	70,912	2,496,102
Columbia Banking System, Inc.	101,533	2,832,771
Comerica, Inc.	53,975	3,633,597
Cullen/Frost Bankers, Inc.	27,721	3,864,307
First Financial Bankshares, Inc.	52,515	1,956,709
FNB Corp.	140,082	2,197,887
Glacier Bancorp, Inc.	47,464	2,357,537
Home BancShares, Inc.	71,808	2,167,884
Old National Bancorp	126,308	3,012,446
Pinnacle Financial Partners, Inc.	28,698	3,580,649
Popular, Inc.	26,758	2,754,469
Prosperity Bancshares, Inc.	35,832	2,866,560
SouthState Corp.	28,502	3,009,526
Synovus Financial Corp.	54,117	3,053,281
UMB Financial Corp.	19,495	2,298,461
United Bankshares, Inc.	52,220	2,010,470
Wintrust Financial Corp.	22,423	2,933,153
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA	61,546	$3,561,052
Capital markets – 3.0%
Affiliated Managers Group, Inc.	12,639	2,375,374
BGC Group, Inc., Class A	176,111	1,680,099
Invesco, Ltd.	40,160	772,277
Janus Henderson Group PLC	53,206	2,390,546
Lazard, Inc.	54,329	2,953,868
Piper Sandler Companies	8,571	2,718,207
PJT Partners, Inc., Class A	9,616	1,586,352
StepStone Group, Inc., Class A	29,607	1,897,217
Consumer finance – 1.4%
Credit Acceptance Corp. (A)	1,958	994,214
FirstCash Holdings, Inc.	15,362	1,676,762
OneMain Holdings, Inc.	47,645	2,646,203
SLM Corp.	92,216	2,573,749
Financial services – 3.3%
Enact Holdings, Inc.	12,002	405,428
Essent Group, Ltd.	40,578	2,363,669
Euronet Worldwide, Inc. (A)	16,818	1,656,573
Jackson Financial, Inc., Class A	32,252	3,039,428
MGIC Investment Corp.	108,225	2,764,067
PennyMac Financial Services, Inc.	10,700	1,120,183
Shift4 Payments, Inc., Class A (A)	20,533	2,460,880
Voya Financial, Inc.	47,352	3,361,518
WEX, Inc. (A)	3,017	554,796
Insurance – 3.2%
Axis Capital Holdings, Ltd.	29,352	2,671,619
Enstar Group, Ltd. (A)	4,542	1,485,189
F&G Annuities & Life, Inc.	7,687	352,910
First American Financial Corp.	38,099	2,408,619
Lincoln National Corp.	69,690	2,450,300
RLI Corp.	34,408	2,523,827
Selective Insurance Group, Inc.	23,120	1,945,086
The Baldwin Insurance Group, Inc. (A)	32,265	1,321,252
The Hanover Insurance Group, Inc.	13,586	2,079,881
Health care – 11.0%		59,975,946
Biotechnology – 4.5%
Avidity Biosciences, Inc. (A)	57,003	1,877,109
Blueprint Medicines Corp. (A)	25,544	2,874,466
BridgeBio Pharma, Inc. (A)	54,618	1,868,482
Cytokinetics, Inc. (A)	57,851	2,861,310
Exelixis, Inc. (A)	125,100	4,147,065
Halozyme Therapeutics, Inc. (A)	13,948	790,015
Ionis Pharmaceuticals, Inc. (A)	52,008	1,659,055
Krystal Biotech, Inc. (A)	12,743	2,035,567
Nuvalent, Inc., Class A (A)	14,926	1,280,800
REVOLUTION Medicines, Inc. (A)	75,656	3,249,425
Viking Therapeutics, Inc. (A)(B)	55,090	1,804,198
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 2.2%
Dentsply Sirona, Inc.	85,417	$1,687,840
Glaukos Corp. (A)	4,877	762,958
Inspire Medical Systems, Inc. (A)	1,602	309,987
Lantheus Holdings, Inc. (A)	25,375	2,347,441
Masimo Corp. (A)	20,747	3,614,750
Merit Medical Systems, Inc. (A)	22,410	2,440,001
TransMedics Group, Inc. (A)(B)	16,380	1,106,469
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	8,691	392,051
CorVel Corp. (A)	13,868	1,606,608
HealthEquity, Inc. (A)	33,979	3,751,961
Option Care Health, Inc. (A)	64,291	1,987,878
PACS Group, Inc. (A)	10,400	151,112
RadNet, Inc. (A)	33,692	2,205,815
Health care technology – 0.5%
Doximity, Inc., Class A (A)	48,227	2,850,216
Pharmaceuticals – 1.9%
Elanco Animal Health, Inc. (A)	44,815	539,124
Intra-Cellular Therapies, Inc. (A)	34,195	4,345,501
Jazz Pharmaceuticals PLC (A)	30,572	3,802,240
Organon & Company	104,531	1,626,502
Industrials – 21.3%		116,018,154
Aerospace and defense – 1.4%
AeroVironment, Inc. (A)	14,147	2,548,582
Hexcel Corp.	32,845	2,141,494
Huntington Ingalls Industries, Inc.	1,794	353,884
Loar Holdings, Inc. (A)	4,096	325,550
Moog, Inc., Class A	12,297	2,233,873
Air freight and logistics – 0.4%
GXO Logistics, Inc. (A)	50,880	2,312,496
Building products – 3.6%
AAON, Inc.	25,894	3,013,544
Armstrong World Industries, Inc.	18,342	2,769,825
CSW Industrials, Inc.	7,910	2,608,797
The AZEK Company, Inc. (A)	57,002	2,920,212
Trex Company, Inc. (A)	54,102	3,940,249
UFP Industries, Inc.	19,359	2,238,868
Zurn Elkay Water Solutions Corp.	59,865	2,361,076
Commercial services and supplies – 1.4%
Casella Waste Systems, Inc., Class A (A)	22,765	2,448,148
MSA Safety, Inc.	18,277	3,010,770
The Brink’s Company	21,602	2,016,115
Construction and engineering – 1.3%
Dycom Industries, Inc. (A)	14,031	2,654,104
Everus Construction Group, Inc. (A)	19,512	1,342,621
Valmont Industries, Inc.	8,446	2,802,045
WillScot Holdings Corp. (A)	5,392	199,828
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment – 1.0%
NEXTracker, Inc., Class A (A)	70,215	$3,540,240
Sensata Technologies Holding PLC	63,329	1,720,016
Ground transportation – 0.9%
Landstar System, Inc.	13,474	2,218,629
Ryder System, Inc.	16,045	2,557,733
Machinery – 4.5%
AGCO Corp.	414	43,234
Chart Industries, Inc. (A)	17,971	3,802,484
Esab Corp.	25,463	3,153,338
Federal Signal Corp.	26,723	2,627,138
Flowserve Corp.	53,319	3,338,836
JBT Marel Corp.	279	37,107
Oshkosh Corp.	27,792	3,234,989
SPX Technologies, Inc. (A)	20,758	3,082,978
The Middleby Corp. (A)	4,402	753,358
The Timken Company	26,114	2,096,171
Watts Water Technologies, Inc., Class A	10,710	2,214,614
Marine transportation – 0.1%
Kirby Corp. (A)	5,939	648,242
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)	78,872	1,334,514
Professional services – 3.5%
Clarivate PLC (A)(B)	207,967	1,127,181
Concentrix Corp.	26,631	1,392,269
Dun & Bradstreet Holdings, Inc.	128,415	1,579,505
ExlService Holdings, Inc. (A)	60,958	3,063,749
Exponent, Inc.	24,595	2,254,624
FTI Consulting, Inc. (A)	1,328	259,425
Genpact, Ltd.	74,583	3,631,446
Maximus, Inc.	23,533	1,771,800
Robert Half, Inc.	9,490	614,857
Science Applications International Corp.	20,301	2,198,192
TriNet Group, Inc.	13,058	1,219,487
Trading companies and distributors – 3.0%
Air Lease Corp.	42,448	1,961,098
Applied Industrial Technologies, Inc.	13,582	3,531,727
Beacon Roofing Supply, Inc. (A)	25,164	2,977,908
Boise Cascade Company	17,752	2,239,592
GATX Corp.	14,299	2,366,056
SiteOne Landscape Supply, Inc. (A)	22,372	3,183,536
Information technology – 13.3%		72,259,722
Communications equipment – 0.0%
Lumentum Holdings, Inc. (A)	268	22,796
Electronic equipment, instruments and components – 3.5%
Arrow Electronics, Inc. (A)	22,501	2,622,492
Avnet, Inc.	36,020	1,860,793
Badger Meter, Inc.	11,976	2,561,786
Cognex Corp.	73,313	2,925,189
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Insight Enterprises, Inc. (A)	13,399	$2,314,677
Littelfuse, Inc.	10,008	2,385,507
Novanta, Inc. (A)	14,775	2,211,227
Vontier Corp.	61,786	2,381,850
IT services – 0.7%
Kyndryl Holdings, Inc. (A)	92,675	3,517,943
Semiconductors and semiconductor equipment – 2.6%
Astera Labs, Inc. (A)	11,649	1,181,442
Cirrus Logic, Inc. (A)	20,591	2,068,160
Credo Technology Group Holding, Ltd. (A)	72,909	5,105,073
Lattice Semiconductor Corp. (A)	5,403	308,079
MACOM Technology Solutions Holdings, Inc. (A)	21,906	2,897,069
MKS Instruments, Inc.	1,555	176,150
Rambus, Inc. (A)	39,778	2,451,120
Semtech Corp. (A)	1,221	81,758
Software – 6.5%
ACI Worldwide, Inc. (A)	51,290	2,746,580
Altair Engineering, Inc., Class A (A)	18,858	2,080,980
BILL Holdings, Inc. (A)	42,127	4,076,630
CCC Intelligent Solutions Holdings, Inc. (A)	220,558	2,450,399
Clearwater Analytics Holdings, Inc., Class A (A)	79,026	2,225,372
CommVault Systems, Inc. (A)	21,494	3,423,134
Dolby Laboratories, Inc., Class A	28,631	2,397,274
HashiCorp, Inc., Class A (A)	61,432	2,100,974
MARA Holdings, Inc. (A)(B)	143,873	2,638,631
Pegasystems, Inc.	18,410	1,993,619
Rubrik, Inc., Class A (A)	28,502	2,088,342
SentinelOne, Inc., Class A (A)	7,046	168,752
SPS Commerce, Inc. (A)	10,229	1,889,092
Varonis Systems, Inc. (A)	44,834	2,033,670
Vertex, Inc., Class A (A)	24,314	1,404,134
Zeta Global Holdings Corp., Class A (A)	80,056	1,469,028
Materials – 4.7%		25,785,813
Chemicals – 1.7%
Balchem Corp.	12,955	2,072,282
Cabot Corp.	21,919	1,895,336
Element Solutions, Inc.	90,832	2,344,374
NewMarket Corp.	2,879	1,433,800
Olin Corp.	49,832	1,459,579
Construction materials – 0.6%
Summit Materials, Inc., Class A (A)	60,841	3,182,593
Containers and packaging – 1.0%
Sealed Air Corp.	60,572	2,109,723
Silgan Holdings, Inc.	32,952	1,813,019
Sonoco Products Company	38,793	1,848,099
Metals and mining – 0.9%
Cleveland-Cliffs, Inc. (A)	238,318	2,440,376
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining (continued)
Commercial Metals Company	46,524	$2,255,949
Paper and forest products – 0.5%
Louisiana-Pacific Corp.	25,055	2,930,683
Real estate – 4.3%		23,253,209
Diversified REITs – 0.5%
Essential Properties Realty Trust, Inc.	83,752	2,688,439
Health care REITs – 0.5%
Healthcare Realty Trust, Inc.	150,567	2,521,997
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	23,077	2,419,393
Industrial REITs – 0.9%
Americold Realty Trust, Inc.	13,103	286,301
First Industrial Realty Trust, Inc.	15,325	818,202
STAG Industrial, Inc.	46,754	1,598,052
Terreno Realty Corp.	38,104	2,492,764
Office REITs – 0.6%
Vornado Realty Trust	70,886	3,066,528
Retail REITs – 1.2%
Agree Realty Corp.	35,491	2,575,582
Kite Realty Group Trust	85,680	1,983,492
Phillips Edison & Company, Inc.	47,737	1,734,285
Specialized REITs – 0.2%
National Storage Affiliates Trust	28,753	1,068,174
Utilities – 2.6%		14,046,282
Electric utilities – 0.8%
IDACORP, Inc.	20,678	2,273,339
Portland General Electric Company	49,086	2,019,398
Gas utilities – 1.6%
MDU Resources Group, Inc.	80,103	1,427,435
National Fuel Gas Company	34,936	2,446,568
Southwest Gas Holdings, Inc.	27,532	2,056,090
UGI Corp.	82,022	2,520,536
Independent power and renewable electricity producers – 0.2%
Clearway Energy, Inc., Class A	15,476	379,626
Clearway Energy, Inc., Class C	35,607	923,290

SHORT-TERM INVESTMENTS – 0.4%		$2,491,945
(Cost $2,491,958)
Short-term funds – 0.4%		2,491,945
John Hancock Collateral Trust, 4.2301% (C)(D)	171,624	1,716,820
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS’ INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.3169% (C)	775,125	$775,125
Total investments (Multifactor Small Cap ETF) (Cost $467,489,584) 100.3%		$546,550,114
Other assets and liabilities, net (0.3%)		(1,851,257)
Total net assets 100.0%		$544,698,857

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-25. The value of securities on loan amounted to $7,718,251. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $6,183,998 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 1-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

Notes to Funds’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds’ valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds’ investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$47,828,574	$47,828,574	—	—
Austria	1,690,486	1,690,486	—	—
Belgium	6,293,027	6,293,027	—	—
Chile	419,420	419,420	—	—
Denmark	16,058,524	16,058,524	—	—
Finland	8,244,252	8,244,252	—	—
France	73,170,221	73,170,221	—	—
Germany	58,498,546	58,498,546	—	—
Hong Kong	9,689,265	9,689,265	—	—
Ireland	4,250,796	4,250,796	—	—
Israel	3,904,330	3,904,330	—	—
Italy	18,242,569	18,242,569	—	—
Japan	153,064,786	153,064,786	—	—
Luxembourg	1,517,562	1,517,562	—	—
Macau	67,796	67,796	—	—
Netherlands	26,994,392	26,994,392	—	—
New Zealand	1,740,340	1,740,340	—	—
Norway	3,144,467	3,144,467	—	—
42	|

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Portugal	$724,124	$724,124	—	—
Singapore	11,636,969	11,636,969	—	—
Spain	20,271,050	20,243,343	$27,707	—
Sweden	19,502,116	19,502,116	—	—
Switzerland	62,390,130	62,390,130	—	—
United Arab Emirates	—	—	—	—
United Kingdom	94,647,159	94,647,159	—	—
United States	2,025,139	2,025,139	—	—
Preferred securities	2,657,240	2,657,240	—	—
Short-term investments	4,044,709	4,044,709	—	—
Total investments in securities	$652,717,989	$652,690,282	$27,707	—
Derivatives:
Assets
Futures	$20,495	$20,495	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$18,888,558	$18,888,558	—	—
Chile	2,627,281	2,627,281	—	—
China	134,319,071	134,319,071	—	—
Hong Kong	5,345,976	5,345,976	—	—
India	141,281,252	141,248,639	$32,613	—
Indonesia	10,842,695	10,842,695	—	—
Ireland	3,898,049	3,898,049	—	—
Malaysia	11,764,941	11,764,941	—	—
Mexico	12,609,724	12,609,724	—	—
Netherlands	409,195	409,195	—	—
Philippines	5,073,537	5,073,537	—	—
Poland	6,645,419	6,645,419	—	—
Russia	—	—	—	—
Saudi Arabia	23,158,372	23,158,372	—	—
Singapore	4,076,166	4,076,166	—	—
South Africa	20,153,079	20,153,079	—	—
South Korea	66,227,263	66,227,263	—	—
Taiwan	116,618,389	116,618,389	—	—
Thailand	10,487,594	10,487,594	—	—
Turkey	4,421,982	4,421,982	—	—
United Kingdom	372,751	372,751	—	—
United States	844,284	844,284	—	—
Preferred securities	8,396,994	8,396,994	—	—
Rights	237	237	—	—
Short-term investments	3,601,514	3,601,514	—	—
Total investments in securities	$612,064,323	$612,031,710	$32,613	—
Derivatives:
Assets
Futures	$5,104	$5,104	—	—
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Large Cap ETF
Investments in securities:
Assets
|	43

	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Common stocks
Communication services	$76,414,775	$76,414,775	—	—
Consumer discretionary	104,790,292	104,790,292	—	—
Consumer staples	54,053,891	54,053,891	—	—
Energy	36,542,931	36,542,931	—	—
Financials	161,540,778	161,540,778	—	—
Health care	103,250,401	103,232,243	—	$18,158
Industrials	118,649,132	118,649,132	—	—
Information technology	230,716,510	230,716,510	—	—
Materials	31,820,232	31,820,232	—	—
Real estate	26,213,556	26,175,958	—	37,598
Utilities	36,601,864	36,601,864	—	—
Short-term investments	1,040,696	1,040,696	—	—
Total investments in securities	$981,635,058	$981,579,302	—	$55,756
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks
Communication services	$119,540,373	$119,540,373	—	—
Consumer discretionary	481,065,230	481,065,230	—	—
Consumer staples	181,370,803	181,370,803	—	—
Energy	183,980,012	183,980,012	—	—
Financials	713,744,282	713,744,282	—	—
Health care	419,928,616	419,644,274	—	$284,342
Industrials	844,628,641	844,628,641	—	—
Information technology	626,294,618	626,294,618	—	—
Materials	230,073,864	230,073,864	—	—
Real estate	221,954,380	221,954,380	—	—
Utilities	218,785,700	218,785,700	—	—
Short-term investments	8,483,469	8,483,469	—	—
Total investments in securities	$4,249,849,988	$4,249,565,646	—	$284,342
Level 3 includes securities valued at $0. Refer to Funds’ investments.

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$544,058,169	$544,058,169	—	—
Short-term investments	2,491,945	2,491,945	—	—
Total investments in securities	$546,550,114	$546,550,114	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Developed International ETF
John Hancock Collateral Trust	297,734	$9,414,272	$83,515,857	$(89,955,012)	$2,628	$611	$75,169	—	$2,978,356
44	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	220,621	$122,282	$17,588,711	$(15,503,989)	$(6)	$(33)	$62,548	—	$2,206,965
Multifactor Large Cap ETF
John Hancock Collateral Trust	10,067	$129,951	$10,399,367	$(10,428,650)	$22	$16	$26,007	—	$100,706
Multifactor Mid Cap ETF
John Hancock Collateral Trust	328,763	$1,852,697	$111,096,969	$(109,662,892)	$1,814	$160	$299,283	—	$3,288,748
Multifactor Small Cap ETF
John Hancock Collateral Trust	171,624	$1,723,125	$64,333,357	$(64,339,376)	$(447)	$161	$19,729	—	$1,716,820
For additional information on the funds’ significant accounting policies and risks, please refer to the funds’ most recent semiannual or annual shareholder report and prospectus.
|	45